Semi-Annual Report


STAGECOACH VARIABLE ANNUITIES



                                                 June 30, 2000



                                                 Stagecoach Variable Annuity(TM)
                                            Stagecoach Variable Annuity Plus(TM)
                                    Stagecoach Extra Credit Variable Annuity(TM)
                                            Stagecoach Variable Annuity Flex(TM)

                               TABLE OF CONTENTS

Letter to Contract Holders..................................   2
Wells Fargo Variable Trust Financial Statements.............   3
American Skandia Trust Financial Statements.................  91
Alger American Fund Financial Statements.................... 171
Montgomery Variable Series.................................. 185
Invesco Variable Fund....................................... 201

This report has been prepared to provide information to owners of American Skandia Life Assurance Corporation's Stagecoach Variable Annuity, Stagecoach Variable Annuity Plus, Stagecoach Extra Credit Variable Annuity and Stagecoach Variable Annuity Flex. If it is used for any other purpose, it must be accompanied or preceded by a current prospectus, as applicable, which discloses any charges and other important information about the Account, together with the current applicable prospectus for the Wells Fargo Variable Trust, the American Skandia Trust, the Alger American Fund, the Montgomery Variable Series and the Invesco Variable Fund.

The financial statements for the sub-accounts that invest in Portfolios of American Skandia Trust reflect financial activity for the Stagecoach Variable Annuities and other products that use the same sub-accounts.

 VARIABLE ANNUITIES:
---------------------------------------------------------------------

 - are NOT insured by the FDIC or U.S. Government

 - are NOT obligations or deposits of Wells Fargo Bank nor guaranteed by the Bank

 - involve investment risk, including possible loss of principal  [NO FDIC LOGO]

STAGECOACH VARIABLE ANNUITY
STAGECOACH VARIABLE ANNUITY PLUS
STAGECOACH EXTRA CREDIT VARIABLE ANNUITY
STAGECOACH VARIABLE ANNUITY FLEX
SEMI-ANNUAL REPORT

August 28, 2000

Dear Investor:

The first half of 2000 has certainly challenged the fortitude of the investing industry. But as every investor knows, the focus is on the marathon, not the sprint. A stock market correction in the first half of this year does not necessarily signal the beginning of the end of a long bull market wave of prosperity.

When American Skandia witnesses volatility like we've seen this year, we feel extremely confident with our investment management discipline because of the way it has been structured. The process provides our investors with the broadest and most diversified array of world-class portfolio managers in the variable annuity industry. Our line-up of 48 different sub-accounts offers complete coverage of the major investment styles as well as international, index, and specialty equity options.

We believe that the investment managers we have in place today offer you and your financial professionals the best names, no matter what your investment discipline might be. We strive to provide you, the investor, with some of the top names in all asset classes.

In addition, we continually monitor the current fund offerings for performance and are always looking to provide you, the investor, with new investment opportunities through your financial professionals.

Our goal is to relentlessly stay the course in driving performance to even higher levels and continuing our thriving relationship with you and your financial professional. We hope that you continue to make use of this successful collaboration in your future financial planning offerings.

Sincerely,

/s/ Wade Dokken
Wade Dokken
Chief Operating Officer
American Skandia

                           WELLS FARGO VARIABLE TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000

                             ASSET ALLOCATION FUND
                              CORPORATE BOND FUND
                               EQUITY INCOME FUND
                               EQUITY VALUE FUND
                                  GROWTH FUND
                           LARGE COMPANY GROWTH FUND
                               MONEY MARKET FUND
                             SMALL CAP GROWTH FUND

                      VARIABLE TRUST ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The Variable Trust Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Barclays Global Fund Advisors, N.A.

FUND MANAGERS
Team managed

INCEPTION DATE
04/15/94

PERFORMANCE HIGHLIGHTS

     The Fund returned 4.04%(1) for the six-month period ended June 30, 2000. The Fund's benchmark is allocated 60% S&P 500 Index(2), which returned (0.42)% during the period, and 40% Lehman Brothers Treasury 20+ Year Index(3), which returned 10.01%, for a combined benchmark return of 3.75% for the period. The Fund distributed $0.17 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Equity markets stumbled early in the year on news of impending interest rate increases designed to slow the nation's fast-growing economy. Large cap stocks were hardest hit, dragged down by a sell-off in the technology sector. In contrast, the bond market rallied, with the 30-year U.S. Treasury bond posting a total return of 9.06% for the second quarter, a significant improvement from a loss of nearly 15% in 1999. Against this backdrop, the Fund increased its bond holdings to capture gains in the bond market before ending the period at an allocation of 62% stocks and 38% fixed-income securities.

     The second quarter was significantly more volatile, with the Nasdaq Composite Index(4) falling 25% during the second week of April. The S&P 500 Index also lost ground following a half-point interest rate increase, while long-term bonds surrendered part of their first quarter gains. Equity and bond markets rebounded in June when preliminary economic data pointed to signs of an economic slowdown, yet stocks remained in negative territory at the end of the second quarter.

STRATEGIC OUTLOOK

     A sustained slowdown in economic growth may convince the Federal Reserve Board to hold off on additional interest rate increases. Stable or falling interest rates should prove beneficial for both stocks and bonds.

                    VARIABLE TRUST ASSET ALLOCATION FUND(5)
[ASSET ALLOCATION PERFORMANCE GRAPH]

                                                                         LEHMAN BROTHERS TREASURY 20+
                                            WFVT ASSET ALLOCATION FUND            YEAR INDEX                  S&P 500 INDEX
                                            --------------------------   ----------------------------         -------------
                                                     10000.00                      10000.00                     10000.00
                                                      9940.00                       9917.00                     10164.00
6/94                                                  9796.00                       9815.00                      9915.00
                                                     10107.00                      10178.00                     10241.00
                                                     10248.00                      10078.00                     10660.00
9/94                                                  9964.00                       9733.00                     10400.00
                                                     10055.00                       9702.00                     10633.00
                                                      9954.00                       9771.00                     10246.00
12/94                                                10113.00                       9932.00                     10398.00
                                                     10384.00                      10202.00                     10668.00
                                                     10707.00                      10488.00                     11083.00
3/95                                                 10894.00                      10588.00                     11409.00
                                                     11137.00                      10778.00                     11745.00
                                                     11686.00                      11667.00                     12214.00
6/95                                                 11870.00                      11808.00                     12497.00
                                                     12031.00                      11598.00                     12911.00
                                                     12127.00                      11876.00                     12944.00
9/95                                                 12438.00                      12111.00                     13490.00
                                                     12514.00                      12475.00                     13442.00
                                                     12860.00                      12799.00                     14031.00
12/95                                                13041.00                      13168.00                     14301.00
                                                     13284.00                      13152.00                     14788.00
                                                     13180.00                      12455.00                     14925.00
3/96                                                 13256.00                      12185.00                     15068.00
                                                     13233.00                      11970.00                     15290.00
                                                     13350.00                      11906.00                     15683.00
6/96                                                 13531.00                      12172.00                     15742.00
                                                     13223.00                      12171.00                     15047.00
                                                     13199.00                      11997.00                     15364.00
9/96                                                 13705.00                      12347.00                     16227.00
                                                     14185.00                      12864.00                     16675.00
                                                     14917.00                      13324.00                     17934.00
12/96                                                14535.00                      12976.00                     17579.00
                                                     14815.00                      12859.00                     18678.00
                                                     14853.00                      12862.00                     18824.00
3/97                                                 14323.00                      12508.00                     18050.00
                                                     14904.00                      12827.00                     19126.00
                                                     15406.00                      12975.00                     20294.00
6/97                                                 15820.00                      13246.00                     21197.00
                                                     16903.00                      14096.00                     22883.00
                                                     16211.00                      13660.00                     21601.00
9/97                                                 16822.00                      14065.00                     22783.00
                                                     16849.00                      14583.00                     22022.00
                                                     17232.00                      14812.00                     23041.00
12/97                                                17569.00                      15075.00                     23438.00
                                                     17833.00                      15391.00                     23696.00
                                                     18624.00                      15268.00                     25404.00
3/98                                                 19295.00                      15299.00                     26705.00
                                                     19458.00                      15350.00                     26977.00
                                                     19354.00                      15675.00                     26513.00
6/98                                                 20075.00                      16087.00                     27590.00
                                                     19881.00                      15996.00                     27297.00
                                                     17985.00                      16778.00                     23353.00
9/98                                                 18996.00                      17396.00                     24850.00
                                                     20090.00                      17100.00                     26867.00
                                                     21065.00                      17258.00                     28496.00
12/98                                                22008.00                      17218.00                     30137.00
                                                     22760.00                      17382.00                     31406.00
                                                     21942.00                      16453.00                     30426.00
3/99                                                 22567.00                      16380.00                     31643.00
                                                     23208.00                      16393.00                     32867.00
                                                     22715.00                      16133.00                     32092.00
6/99                                                 23349.00                      15935.00                     33838.00
                                                     22838.00                      15845.00                     32781.00
                                                     22723.00                      15770.00                     32619.00
9/99                                                 22394.00                      15884.00                     31725.00
                                                     23190.00                      15886.00                     33733.00
                                                     23389.00                      15765.00                     34418.00
12/99                                                24060.00                      15486.00                     36445.00
                                                     23560.00                      15756.00                     34615.00
                                                     23726.00                      16315.00                     33961.00
3/00                                                 25436.00                      16926.00                     37283.00
                                                     24882.00                      16758.00                     36160.00
                                                     24463.00                      16673.00                     35419.00
6/00                                                 25031.00                      17036.00                     36294.00

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2000)(1)

SHARE PERFORMANCE
-----------------
6-Month*                4.04%
1-Year                  7.20%
5-Year                 16.09%
Since Inception
  (04/15/94)           15.93%

                                    LEHMAN BROTHERS TREASURY 20+
BENCHMARK          S&P 500 INDEX             YEAR INDEX
---------          -------------    ----------------------------
6-Month*               (0.42)%                  10.01%
1-Year                  7.25%                    6.91%
5-Year                 23.80%                    7.61%

* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2000)

Portfolio Turnover                           25%
Number of Holdings                           528
Weighted Average Maturity of Bond Portfolio  23.8 Years
Estimated Duration of Bond Portfolio         11.7 Years
NAV                                          $14.83

TEN LARGEST HOLDINGS (AS OF JUNE 30, 2000)(6)

NAME                                              % OF FUND
----                                              ---------
UST Bond, 8.00%, 11/15/21                           3.77%
UST Bond, 8.75%, 8/15/20                            2.76%
UST Bond, 6.25%, 8/15/23                            2.75%
UST Bond, 6.125%, 11/15/27                          2.66%
General Electric Company                            2.60%
Intel Corporation                                   2.22%
Cisco Systems, Incorporated                         2.20%
Microsoft Corporation                               2.09%
UST Bill, due 8/30/00                               1.87%
UST Bond, 7.625%, 2/15/25                           1.83%

SECTOR DISTRIBUTION (AS OF JUNE 30, 2000)(7)

                                  [PIE CHART]

U.S. Treasury Securities                      35%

Technology                                    21%

Financial                                      9%

Health Care                                    7%

Energy                                         4%

Consumer Non-Cyclical                          4%

Consumer Cyclical                              4%

Telecommunications                             4%

Consumer Services                              3%

Cash                                           3%

Basic Materials                                2%

Industrials                                    2%

Utilities                                      1%

Commercial Services                            1%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Asset Allocation Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S. Treasury Index represents public obligations of the U.S. Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.

(4) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market & Small-Cap stocks. Your cannot invest directly in an index.

(5) The chart compares the performance of the Wells Fargo Variable Trust Asset Allocation Fund since inception with the S&P 500 Index and the Lehman Brothers Treasury 20+ Year Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

(6) The Ten Largest Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(7) Portfolio holdings are subject to change.

                       VARIABLE TRUST CORPORATE BOND FUND

INVESTMENT OBJECTIVE

The Variable Trust Corporate Bond Fund (the Fund) seeks a high level of current income, consistent with reasonable risk.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
N. Graham Allen, FCMA
John W. (Jack) Burgess
Jacqueline A. Flippin
Daniel J. Kokoszka, CFA
Scott Smith, CFA

INCEPTION DATE
09/20/99

PERFORMANCE HIGHLIGHTS

     The Fund returned 2.60%(1) for the six-month period ended June 30, 2000, slightly underperforming its benchmark, the Lehman Brothers U.S. Credit Index(2), which returned 2.68%. The Fund distributed $0.32 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The Fund's defensive structure, which reduced its exposure to investment-grade corporate bonds in favor of U.S. Treasury securities, benefited the Fund's performance. Investment-grade bonds initially languished as spreads widened amid the impact of higher interest rates, investors' appetite for risk diminished, leveraged-buyout risk increased and monetary policy was tight in the form of interest rate increases. In contrast, rising default rates combined with shareholder redemptions contributed to the poor performance of the Fund's high-yield bonds, which represented nearly 15% of the portfolio holdings at the end of the period.

     In an effort to enhance future performance, the Fund completed several transactions during the period seeking to improve average credit quality, while further diversifying its holdings to help offset market risk.

STRATEGIC OUTLOOK

     Amid mounting evidence of an economic slowdown, the Fund will seek to opportunistically extend average maturity to capitalize on stable or declining interest rates. The Fund will also focus on higher quality bonds, particularly bonds with maturities of less than 10 years, issued by companies with solid credit fundamentals.

                     VARIABLE TRUST CORPORATE BOND FUND(3)
[CORPORATE BOND FUND PERFORMANCE GRAPH]

                                                                          LEHMAN BROTHERS U.S. CREDIT   LEHMAN BROTHERS CORPORATE
                                              WFVT CORPORATE BOND FUND               INDEX                  LONG BOND INDEX(4)
                                              ------------------------    ---------------------------   -------------------------
8/99                                                    10000                        10000                        10000
9/99                                                    10005                        10109                        10106
10/99                                                   10060                        10155                        10168
11/99                                                   10030                        10166                        10151
12/99                                                    9984                        10112                        10058
1/00                                                     9958                        10076                        10039
2/00                                                    10082                        10170                        10157
3/00                                                    10252                        10257                        10245
4/00                                                    10059                        10166                        10084
5/00                                                    10011                        10129                         9969
6/00                                                    10244                        10383                        10323

TOTAL RETURN (%) (AS OF JUNE 30, 2000)(1)

1-month                               2.32%
3-month                              (0.08)%
6-month                               2.60%
Since Inception
  (09/20/99)                          3.11%

    BENCHMARK          LEHMAN BROTHERS U.S. CREDIT INDEX
    ---------          ---------------------------------
1-month                               2.51%
3-month                               1.23%
6-month                               2.68%
1-Year                                3.00%

    BENCHMARK      LEHMAN BROTHERS CORPORATE LONG BOND INDEX
    ---------      -----------------------------------------
1-month                               3.55%
3-month                               0.76%
6-month                               2.63%
1-Year                                1.63%

FUND CHARACTERISTICS (AS OF JUNE 30, 2000)
Portfolio Turnover                 65%
Number of Holdings                 200
Average Credit Quality(5)          Baa1
NAV                                $9.75
Distribution Rate(6)               6.59%
SEC Yield(7)                       7.02%

PORTFOLIO ALLOCATION (AS OF JUNE 30, 2000)(8)

                                  [PIE CHART]

Corporate Bonds                               52%

US. Treasury Bonds                            29%

Non Investment-Grade Bonds (BB or lower)      14%

Mortgage-Backed Securities                     3%

Foreign Denominated Securities                 1%

Repurchase Agreement                           1%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The Fund changed its benchmark to the Lehman Brothers U.S. Credit Index, formerly the Lehman Brothers Corporate Index, because it is more representative of the Fund's average portfolio maturity and holdings. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The chart compares the performance of the Wells Fargo Variable Trust Corporate Bond Fund since inception with the Lehman Brothers U.S. Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

(4) The Lehman Brothers Corporate Long Bond Index is a total return index of all publicly-issued, fixed-rate, non-convertible investment grade domestic corporate bonds and Yankee Bonds. All bonds have maturities of at least 10 years or more. The returns are weighted by market value including accrued interest. The bonds represented in this index are subject to investment risk, including loss of principal, if sold prior to maturity, and also to default. You cannot invest directly in an index.

(5) The average credit quality is compiled from the ratings of Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(8) Portfolio holdings are subject to change.

                       VARIABLE TRUST EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The Variable Trust Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
David L. Roberts, CFA
Gary J. Dunn, CFA

INCEPTION DATE
05/06/96

PERFORMANCE HIGHLIGHTS

     The Fund returned (4.53)%(1) for the six-month period ended June 30, 2000, underperforming the S&P 500 Index(2), which returned (0.42)% and the Russell 1000 Value Index(3), which returned (4.23)%. The Fund distributed $0.09 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Fund performance was affected by several factors, including the negative impact of a strong U.S. dollar on the portfolio's international holdings and downturns in the communications, basic materials and consumer-related sectors. Shares of AT&T, one of the Fund's largest holdings, slid in response to profit warnings, while May Department Stores struggled amid soft retail sales. Target Corporation also experienced declining share prices, even though the company's current fundamentals and growth prospects remain solid.

     The Fund benefited from its health care, energy and technology holdings. Pfizer's merger with Warner-Lambert was well received by investors, while the launch of new products boosted shares of American Home Products. In addition, Schlumberger enjoyed strong performance thanks to firming prices and capital spending in the energy sector.

     During the period, the Fund eliminated its position in Pacific, Gas & Electric and added to existing positions in IBM and Lucent Technologies to increase its technology weighting. Weakness in Honeywell stock also presented the Fund with an opportunity to add to its current position.

STRATEGIC OUTLOOK

     One aspect of the Fund's strategy is to capitalize on the global economic recovery. Since the Fund has exposure to many U.S. companies that derive significant revenues from global operations, the Fund should benefit as foreign economies continue to improve.

                      VARIABLE TRUST EQUITY INCOME FUND(4)
[EQUITY VALUE PERFORMANCE GRAPH]

                                                 WFVT EQUITY VALUE FUND     RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                 ----------------------     ------------------------          -------------
                                                          10000                       10000                       10000
                                                           9680                        9852                        9828
6/98                                                       9739                        9978                       10227
                                                           9268                        9801                       10119
                                                           8156                        8343                        8656
9/98                                                       8626                        8822                        9211
                                                           9199                        9506                        9959
                                                           9460                        9949                       10563
12/98                                                      9624                       10288                       11171
                                                           9403                       10370                       11642
                                                           9161                       10224                       11278
3/99                                                       9380                       10436                       11729
                                                          10188                       11410                       12183
                                                          10087                       11285                       11896
6/99                                                      10399                       11612                       12543
                                                          10024                       11272                       12151
                                                           9477                       10854                       12091
9/99                                                       8981                       10475                       11760
                                                           9285                       11078                       12504
                                                           9255                       10992                       12758
12/99                                                      9386                       11044                       13510
                                                           9142                       10684                       12831
                                                           8715                        9891                       12589
3/00                                                       9498                       11097                       13820
                                                           9284                       10968                       13404
                                                           9416                       11084                       13129
6/00                                                       9157                       10577                       13454

AVERAGE ANNUAL TOTAL RETURN(%) (AS OF JUNE 30, 2000)(1)

6-Month*                      (4.53)%
1-Year                        (8.64)%
Since Inception (05/06/96)    13.67%

BENCHMARK                 RUSSELL 1000 VALUE INDEX   S&P 500 INDEX
---------                 ------------------------   -------------
6-Month*                           (4.23)%               (0.42)%
1-Year                             (8.92)%                7.25%

---------------

*Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2000)

Portfolio Turnover                                3%
Number of Holdings                                47
NAV                                               $16.23

TEN LARGEST EQUITY HOLDINGS (AS OF JUNE 30, 2000)(5)

NAME                                              % OF FUND
----                                              ---------
PepsiCo                                             4.66%
Hewlett-Packard Company                             4.48%
Lucent Technologies, Incorporated                   4.13%
General Electric Company                            3.58%
IBM Corporation                                     3.58%
Tyco International Limited                          3.57%
Pfizer, Incorporated                                3.47%
St. Paul Companies, Incorporated                    3.31%
American Home Products                              3.05%
Exxon Mobil Corporation                             3.01%

SECTOR DISTRIBUTION (AS OF JUNE 30, 2000)(6)

                                  [PIE CHART]


Technology                                    16%

Financial                                     15%

Health Care                                   12%

Consumer Non-Cyclical                         10%

Industrials                                    8%

Basic Materials                                8%

Energy                                         8%

Consumer Cyclical                              6%

Consumer Services                              5%

Telecommunications                             5%

Commercial Services                            4%

Utilities                                      3%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Equity Income Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The chart compares the performance of the Wells Fargo Variable Trust Equity Income Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(6) Portfolio holdings are subject to change.

                        VARIABLE TRUST EQUITY VALUE FUND

INVESTMENT OBJECTIVE

The Variable Trust Equity Value Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Allen Wisniewski, CFA
Gregg Giboney, CFA
Allan White

INCEPTION DATE
05/01/98

PERFORMANCE HIGHLIGHTS

     The Fund returned (2.44)%(1) for the six-month period ended June 30, 2000. The Fund underperformed the S&P 500 Index(2), which returned (0.42)%, and outperformed the Russell 1000 Value Index(3), which returned (4.23)%. The Fund distributed $0.04 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Fund performance reflected overall weakness in equity markets, as rising interest rates and inflationary concerns sent the market into a tailspin during the first half of the year. A slowing economy hurt the basic materials sector, while the Fund's extensive holdings of financial services stocks performed poorly as interest rates climbed. However, with interest rates at or near their peaks, the outlook for the financial services sector is promising.

     The Fund benefited from its energy-related holdings, including Transocean, Coastal Corporation and Williams Companies. The Fund also profited from several well-timed purchases in the consumer staples sector, including Best Foods, Pepsi and Clorox. And despite a volatile marketplace, the Fund's technology stocks performed well during the period led by positions in American Power Conversion and Philips Electronics.

STRATEGIC OUTLOOK

     The Fund will continue to implement a strategy that focuses on the purchase of stocks with favorable valuations and performance potential. This strategy has resulted in three consecutive quarters of outperformance compared to the Russell 1000 Value Index. The Fund is also positioned for the potential to perform well in an environment of declining interest rates and slower growth.

                      VARIABLE TRUST EQUITY VALUE FUND(4)
[EQUITY VALUE PERFORMANCE GRAPH]

                                                 WFVT EQUITY VALUE FUND           S&P 500 INDEX         RUSSELL 1000 VALUE INDEX
                                                 ----------------------           -------------         ------------------------
                                                          10000                       10000                       10000
                                                          10000                       10257                       10125
6/96                                                      10110                       10296                       10133
                                                           9710                        9841                        9750
                                                           9830                       10049                       10029
9/96                                                      10250                       10613                       10427
                                                          10490                       10906                       10831
                                                          11170                       11730                       11616
12/96                                                     10995                       11497                       11467
                                                          11540                       12216                       12023
                                                          11691                       12311                       12200
3/97                                                      11348                       11805                       11761
                                                          11681                       12509                       12255
                                                          12215                       13273                       12940
6/97                                                      12719                       13864                       13495
                                                          13535                       14966                       14511
                                                          12910                       14128                       13995
9/97                                                      13525                       14901                       14840
                                                          13132                       14403                       14426
                                                          13716                       15070                       15063
12/97                                                     13953                       15329                       15503
                                                          13994                       15498                       15285
                                                          14902                       16615                       16313
3/98                                                      15647                       17466                       17312
                                                          15800                       17644                       17428
                                                          15585                       17340                       17170
6/98                                                      15830                       18044                       17389
                                                          15381                       17853                       17082
                                                          13545                       15273                       14540
9/98                                                      14290                       16252                       15375
                                                          15290                       17572                       16566
                                                          15993                       18637                       17338
12/98                                                     16523                       19710                       17929
                                                          16472                       20540                       18073
                                                          16482                       19899                       17818
03/99                                                     17091                       20695                       18187
                                                          17959                       21496                       19885
                                                          17917                       20989                       19667
6/99                                                      18630                       22131                       20237
                                                          18145                       21440                       19644
                                                          17856                       21334                       18915
9/99                                                      17195                       20749                       18255
                                                          17659                       22062                       19307
                                                          17814                       22510                       19156
12/99                                                     17829                       23836                       19248
                                                          16911                       22640                       18620
                                                          15607                       22212                       17237
3/00                                                      17163                       24384                       19340
                                                          17132                       23650                       19115
                                                          17435                       23165                       19316
6/00                                                      17021                       23737                       18433

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2000)(1)

SHARE PERFORMANCE
-----------------
6-Month*                          (2.44)%
1-Year                           (11.94)%
Since Inception (05/01/98)        (3.99)%

BENCHMARK           S&P 500 INDEX     RUSSELL 1000 VALUE INDEX
---------          ---------------   --------------------------
6-Month*                (0.42)%                (4.23)%
1-Year                   7.25%                 (8.92)%

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2000)

Portfolio Turnover  65%
Number of Holdings  74
NAV                 $8.97

TEN LARGEST EQUITY HOLDINGS (AS OF JUNE 30, 2000)(5)

NAME                                              % OF FUND
----                                              ---------
Citigroup, Incorporated                             5.28
Exxon Mobil Corporation                             5.10
American International Group                        3.61
Morgan Stanley Dean Witter                          2.83
Coastal Corporation                                 2.68
SBC Communications, Incorporated                    2.45
Chase Manhattan Corporation                         2.42
MediaOne Group, Incorporated                        2.29
IBM Corporation                                     2.28
Koninklijke Philips Electronics                     2.24

SECTOR DISTRIBUTION (AS OF JUNE 30, 2000)(6)

                                  [PIE CHART]


Financial                                     27%

Energy                                        15%

Technology                                    14%

Telecommunications                             7%

Cash                                           6%

Basic Materials                                5%

Consumer Non-Cyclical                          5%

Industrials                                    5%

Health Care                                    5%

Consumer Cyclical                              4%

Consumer Services                              4%

Commercial Services                            2%

Utilities                                      1%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Equity Value Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The chart compares the performance of the Wells Fargo Variable Trust Equity Value Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(6) Portfolio holdings are subject to change.

                           VARIABLE TRUST GROWTH FUND

INVESTMENT OBJECTIVE

The Variable Trust Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGER
Kelli Hill

INCEPTION DATE
04/12/94

PERFORMANCE HIGHLIGHTS

     The Fund returned (0.17)%(1) for the six-month period ended June 30, 2000. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned (0.42)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Strong performance by technology stocks accounted for the majority of the Fund's gains during the early part of the year. In fact, the Fund's major technology holdings, including Cisco, Texas Instruments and Intel, posted double-digit returns in the first quarter. Financial services stocks, such as Charles Schwab and State Street, were another source of relative outperformance. In addition, the Fund's consumer cyclical holdings, including Kohl's Department Stores, fared well.

     Markets reversed course during the second quarter as rising interest rates and investor uncertainty sparked unprecedented volatility. As a result, the Nasdaq Composite Index(3) shed 38%, with the technology sector--and many of the Fund's technology holdings--surrendering part of their first quarter gains. Shares of Chase Manhattan also fell in value due to the impact of rising interest rates, while Honeywell's disappointing second quarter earnings report sent the stock downward. The telecommunications and consumer sectors were also hit hard.

STRATEGIC OUTLOOK

     With interest rates expected to stabilize during the second half of the year, the investment climate for large-cap growth stocks should improve. The Fund's extensive holdings in the technology, telecommunications and health care sectors should perform well in this environment.

                         VARIABLE TRUST GROWTH FUND(4)
[GROWTH PERFORMANCE GRAPH]

                                                                      WFVT GROWTH FUND                       S&P 500
                                                                      ----------------                       -------
                                                                           10000                              10000
                                                                           10110                              10164
6/94                                                                        9888                               9915
                                                                           10189                              10241
                                                                           10511                              10660
9/94                                                                       10422                              10400
                                                                           10502                              10633
                                                                           10260                              10246
12/94                                                                      10447                              10398
                                                                           10508                              10668
                                                                           10994                              11083
3/95                                                                       11237                              11409
                                                                           11390                              11745
                                                                           11930                              12214
6/95                                                                       12209                              12497
                                                                           12589                              12911
                                                                           12794                              12944
9/95                                                                       13223                              13490
                                                                           12801                              13442
                                                                           13325                              14031
12/95                                                                      13497                              14301
                                                                           13748                              14788
                                                                           14260                              14925
3/96                                                                       14297                              15068
                                                                           14769                              15290
                                                                           15136                              15683
6/96                                                                       14876                              15742
                                                                           14108                              15047
                                                                           14518                              15364
9/96                                                                       15247                              16227
                                                                           15659                              16675
                                                                           16662                              17934
12/96                                                                      16525                              17579
                                                                           17473                              18678
                                                                           16966                              18824
3/97                                                                       16376                              18050
                                                                           17036                              19126
                                                                           18117                              20294
6/97                                                                       18506                              21197
                                                                           20013                              22883
                                                                           18853                              21601
9/97                                                                       19906                              22783
                                                                           18986                              22022
                                                                           19280                              23041
12/97                                                                      19389                              23438
                                                                           19747                              23696
                                                                           20810                              25404
3/98                                                                       21809                              26705
                                                                           21959                              26977
                                                                           21624                              26513
6/98                                                                       22674                              27590
                                                                           22558                              27297
                                                                           19418                              23353
9/98                                                                       20316                              24850
                                                                           21964                              26867
                                                                           23437                              28496
12/98                                                                      24975                              30137
                                                                           25935                              31406
                                                                           25063                              30426
3/99                                                                       26256                              31643
                                                                           27054                              32867
                                                                           26218                              32092
6/99                                                                       27684                              33838
                                                                           26886                              32781
                                                                           26924                              32619
9/99                                                                       26202                              31725
                                                                           27737                              33733
                                                                           28348                              34418
12/99                                                                      30074                              36445
                                                                           28738                              34615
                                                                           28352                              33961
3/00                                                                       30885                              37283
                                                                           29762                              36160
                                                                           28963                              35419
6/00                                                                       30024                              36294

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2000)(1)

SHARE PERFORMANCE
-----------------
6-Month*                          (0.17)%
1-Year                             8.45%
5-Year                            19.72%
Since Inception (04/12/94)        19.35%

BENCHMARK                     S&P 500 INDEX
---------                     -------------
6-Month*                          (0.42)%
1-Year                             7.25%
5-Year                            23.80%

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2000)

Portfolio Turnover                           23%
Number of Holdings                           98
NAV                                          $24.06

TEN LARGEST EQUITY HOLDINGS (AS OF JUNE 30, 2000)(5)

NAME                                              % OF FUND
----                                              ---------
Cisco Systems, Incorporated                         5.16%
General Electric Company                            4.57%
Intel Corporation                                   3.88%
Microsoft Corporation                               3.55%
Pfizer, Incorporated                                3.16%
Exxon Mobil Corporation                             2.56%
Citigroup, Incorporated                             2.53%
American International Group                        2.45%
EMC Corporation                                     2.44%
Wal-Mart Stores, Incorporated                       2.37%

SECTOR DISTRIBUTION (AS OF JUNE 30, 2000)(6)

                                  [PIE CHART]


Technology                                    36%

Financial                                     13%

Health Care                                   11%

Telecommunications                             7%

Consumer Cyclical                              6%

Consumer Non-Cyclical                          6%

Energy                                         6%

Consumer Services                              4%

Basic Materials                                3%

Industrials                                    3%

Commercial Services                            2%

Utilities                                      2%

Cash                                           1%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Growth Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & Small Cap stocks. You cannot invest directly in an index.

(4) The chart compares the performance of the Wells Fargo Variable Trust Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses for the Fund. The Fund is a professionally managed mutual fund.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(6) Portfolio holdings are subject to change.

                    VARIABLE TRUST LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The Variable Trust Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Peregrine Capital Management, Inc.

FUND MANAGERS
John S. Dale, CFA
Gary E. Nussbaum, CFA

INCEPTION DATE
09/20/99

PERFORMANCE HIGHLIGHTS

     The Fund returned 9.14%(1) for the six-month period ended June 30, 2000, outperforming its benchmark, the S&P 500 Index(2), which returned (0.42)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The Fund performed exceptionally well in the first quarter, as favorable earnings reports lifted growth stocks above most other market categories. Strong performance among many of the Fund's top 10 holdings also boosted performance, with shares of Schwab, Cisco, Medtronic and Intel increasing in value. In addition, the Fund's health care holdings bounced back after a tumultuous 1999. Even the Fund's financial-related holdings held up well amid a challenging environment for financial stocks.

     The second quarter was a period of unprecedented volatility in equity markets. Still, the Fund withstood selling pressures due to the fundamental earnings strength of its key stock holdings. The Fund took advantage of the downturn in the technology and telecommunication sectors to build positions in America Online, Oracle and JDS Uniphase. These companies are industry leaders with proven track records and attractive earnings growth potential.

STRATEGIC OUTLOOK

     The Fund's excellent performance during the first half of the year reflects its emphasis on a select number of high-quality companies with above-average earnings growth. The outlook for the Fund remains positive due to the strength of the companies within its portfolio.

                  VARIABLE TRUST LARGE COMPANY GROWTH FUND(3)
[LARGE COMPANY GROWTH PERFORMANCE GRAPH]

                                                               WFVT LARGE COMPANY GROWTH FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
8/99                                                                       10000                              10000
9/99                                                                        9590                               9726
10/99                                                                      10420                              10342
11/99                                                                      10830                              10551
12/99                                                                      12030                              11173
1/00                                                                       11800                              10612
2/00                                                                       12000                              10412
3/00                                                                       13430                              11430
4/00                                                                       13020                              11086
5/00                                                                       12200                              10858
6/00                                                                       13130                              11127

TOTAL RETURN(%) (AS OF JUNE 30, 2000)(1)

1-Month                 7.62
3-Month                (2.23)
6-Month                 9.14
Since Inception
  (09/20/99)           31.30%

BENCHMARK          S&P 500 INDEX
---------          -------------
1-Month                 2.47
3-Month               (2.66)
6-Month               (0.42)

FUND CHARACTERISTICS (AS OF JUNE 30, 2000)

Portfolio Turnover  6%
Number of Holdings  34
NAV                 $13.13

TEN LARGEST EQUITY HOLDINGS (AS OF JUNE 30, 2000)(4)

                                                  % OF FUND
                                                  ---------
Intel Corporation                                   8.68%
Cisco Systems, Incorporated                         7.66%
Pfizer, Incorporated                                5.85%
Microsoft Corporation                               5.07%
Charles Schwab Corporation                          4.75%
Solectron Corporation                               4.70%
Medtronic, Incorporated                             4.56%
American International Group                        4.49%
Goldman Sachs                                       4.32%
Home Depot, Incorporated                            4.17%

SECTOR DISTRIBUTION (AS OF JUNE 30, 2000)(5)

                        [SECTOR DISTRIBUTION PIE CHART]


Technology                                    43%

Financial                                     16%

Health Care                                   14%

Consumer Services                             13%

Consumer Cyclical                              8%

Cash                                           5%

Consumer Non-Cyclical                          1%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The chart compares the performance of the Wells Fargo Variable Trust Large Company Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

                        VARIABLE TRUST MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Variable Trust Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Dave Sylvester
Laurie White
Mike Neitzke

INCEPTION DATE
05/19/94

PERFORMANCE HIGHLIGHTS

     The Fund returned 2.69%(1) for the six-month period ended June 30, 2000. The Fund distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     During the first half of the year, the Federal Reserve Board (the Fed) raised interest rates on three occasions, including a half-point increase on May 16, 2000. The rate increases were designed to slow the economy and contain mounting inflationary pressures. All together, short-term interest rates rose a full percentage point over the period.

     Amid a rising interest rate environment, the Fund reinvested assets from its maturing securities into higher-yielding securities to enhance portfolio performance. In addition, the Fund continues to selectively seek opportunities along the yield curve, including longer-term securities, while maintaining its core positions of securities with one- to three-month maturities. The Fund believes that the asset-backed sector will provide additional yield while offering superior credit quality--the best of both worlds.

STRATEGIC OUTLOOK

     Looking forward, the Fed may still be in a tightening mode, but investors are becoming increasingly convinced that interest rates have peaked in this economic cycle. Growing optimism over the outlook for monetary policy and, more generally, interest rates, is apparent from recent interest-rate declines and by a yield curve that is inverted (short-term interest rates are higher than long-term interest rates). The Fund seeks to maintain a stable net asset value within any market environment.

                        VARIABLE TRUST MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2000)(1)

6-Month*                               2.69%
1-Year                                 5.08%
5-Year                                 4.86%
Since Inception (05/19/94)             4.88%

---------------
* Returns for periods less than one year are not annualized.

FUND YIELD SUMMARY

7-Day Simple Yield                     5.89%
30-Day Simple Yield                    5.82%

PORTFOLIO ALLOCATION (AS OF JUNE 30, 2000)(2)

                                  [PIE CHART]


Commercial Paper                              57%

Floating Rate Notes                           14%

Short-Term Corporate Bonds                    13%

Time Deposits                                  8%

Certificates of Deposit                        6%

Repurchase Agreements                          2%

FUND CHARACTERISTICS (AS OF JUNE 30, 2000)

Weighted Average Maturity                         66 days

MATURITY DISTRIBUTION (AS OF JUNE 30, 2000)(2)

                                  [PIE CHART]


2-14 days                                     31%

30-59 days                                    36%

60-89 days                                    10%

90-179 days                                   10%

180-365 days                                  13%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Money Market Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) Portfolio holdings are subject to change.

                      VARIABLE TRUST SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Variable Trust Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Tom Zeifang, CFA
Chris Greene

INCEPTION DATE
05/01/95

PERFORMANCE HIGHLIGHTS

     The Fund returned 8.13%(1) for the six-month period ended June 30, 2000, outperforming the Russell 2000 Index(2), which returned 3.04%. The Fund distributed neither dividends nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The Fund's strategy of owning the best companies within a broadly diversified portfolio paid off for investors during the period. During the first half of the year, the Fund benefited from its holdings of New Economy stocks throughout the technology, media and telecommunication sectors. The Fund's emphasis on companies with sound business fundamentals and strong cash flow enabled it to profit from its holdings of Silicon Valley Bancshares, even while most other financial services stocks fell in value. Shares of Terayon Communications, another prominent portfolio holding, also soared in value.

     Weaker holdings included Cumulus Media, Bindview Development and Harmonic Lightwave, all of which were sold during the period due to deteriorating growth prospects. The Fund pursued attractive opportunities in technology sectors, purchasing shares of Newport Corporation, a company that manufactures precision components and automated assembly, measurement, and test equipment, plus Technitrol, a company that sells electronic and metallurgical products to manufacturers of computers, telecom devices, switches, circuit breakers and other electronic goods.

STRATEGIC OUTLOOK

     The outlook for small-cap stocks remains favorable, reflecting the long-standing belief that the market increasingly rewards companies that are able to adapt to continued change.

                    VARIABLE TRUST SMALL CAP GROWTH FUND(3)
[SMALL CAP GROWTH PERFORMANCE GRAPH]

                                                                 WFVT SMALL CAP GROWTH FUND             RUSSELL 2000 INDEX
                                                                 --------------------------             ------------------
                                                                           10000                              10000
                                                                           10040                              10172
6/95                                                                       10670                              10700
                                                                           11740                              11316
                                                                           11970                              11549
9/95                                                                       11920                              11756
                                                                           11280                              11231
                                                                           11590                              11702
12/95                                                                      11595                              12011
                                                                           11636                              11999
                                                                           11957                              12374
3/96                                                                       12484                              12626
                                                                           13891                              13301
                                                                           14419                              13827
6/96                                                                       13405                              13259
                                                                           12112                              12100
                                                                           13177                              12803
9/96                                                                       13819                              13303
                                                                           14088                              13099
                                                                           14750                              13638
12/96                                                                      15243                              13997
                                                                           15571                              14277
                                                                           14690                              13931
3/97                                                                       13482                              13274
                                                                           13087                              13311
                                                                           15729                              14792
6/97                                                                       16011                              15426
                                                                           17039                              16143
                                                                           17468                              16513
9/97                                                                       18778                              17721
                                                                           17569                              16941
                                                                           16824                              16833
12/97                                                                      16735                              17129
                                                                           16341                              16860
                                                                           17889                              18108
3/98                                                                       18387                              18856
                                                                           18427                              18962
                                                                           17089                              17941
6/98                                                                       17233                              17979
                                                                           15397                              16525
                                                                           11817                              13315
9/98                                                                       12420                              14357
                                                                           12944                              14943
                                                                           13705                              15726
12/98                                                                      14312                              16699
                                                                           13865                              16921
                                                                           12563                              15550
3/99                                                                       12287                              15793
                                                                           12984                              17208
                                                                           12958                              17459
6/99                                                                       13628                              18248
                                                                           13615                              17747
                                                                           13707                              17090
9/99                                                                       14234                              17093
                                                                           16325                              17163
                                                                           19061                              18188
12/99                                                                      23797                              20247
                                                                           24323                              19921
                                                                           30309                              23210
3/00                                                                       26402                              21680
                                                                           23179                              20375
                                                                           20719                              19187
6/00                                                                       25731                              20861

AVERAGE ANNUAL TOTAL RETURN% (AS OF JUNE 30, 2000)(2)

6-Month*                       8.13%
1-Year                        88.80%
Since Inception               20.08%

BENCHMARK               RUSSELL 2000 INDEX
---------               ------------------
6-Month*                       3.04%
1-Year                        14.32%

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF JUNE 30, 2000)

Portfolio Turnover          132%
Number of Holdings          127
NAV                           $19.56

TEN LARGEST EQUITY HOLDINGS (AS OF JUNE 30, 2000)(4)

NAME                                              % OF FUND
----                                              ---------
Diamond Tech Partners, Incorporated                 2.27%
Alteon Websystems, Incorporated                     2.19%
Vignette Corporation                                2.10%
Art Technology Group, Incorporated                  2.05%
Entrust Technologies, Incorporated                  1.76%
Active Software, Incorporated                       1.76%
King Pharmaceuticals, Incorporated                  1.69%
Silicon Valley Bancshares                           1.65%
Micrel, Incorporated                                1.57%
Tut Systems, Incorporated                           1.55%

SECTOR DISTRIBUTION (AS OF JUNE 30, 2000)(5)

                                  [PIE CHART]


Technology                                    45%

Health Care                                   15%

Commercial Services                            9%

Cash                                           6%

Financial                                      6%

Consumer Cyclical                              5%

Energy                                         5%

Industrials                                    3%

Telecommunications                             3%

Consumer Services                              2%

Transportation                                 1%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Small Cap Growth Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock
Fund), its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The Russell 2000 Index is an index subset of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 11% of the U.S. equity market. You cannot invest directly in an index.

(3) The chart compares the performance of the Wells Fargo Variable Trust Small Cap Growth Fund since inception with the Russell 2000 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 COMMON STOCK--61.81%
                 AEROSPACE--0.02%
     1,411       B.F. Goodrich Company                                              $     48,062
                 AGRICULTURAL PRODUCTION--CROPS--0.04%
     4,214       Nabisco Group Holdings                                             $    109,301
                 AMUSEMENT & RECREATION SERVICES--0.01%
     1,640       Harrah's Entertainment Incorporated+                               $     34,338
                 APPAREL & ACCESSORY STORES--0.28%
    10,958       Gap Incorporated                                                   $    342,438
     4,184       Kohls Corporation+                                                      232,735
     5,542       Limited Incorporated                                                    119,845
     1,745       Nordstrom Incorporated                                                   42,098
                                                                                    ------------
                                                                                    $    737,116
                 APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS--0.02%
       744       Liz Claiborne Incorporated                                         $     26,225
     1,527       V.F. Corporation                                                         36,362
                                                                                    ------------
                                                                                    $     62,587
                 AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS--0.01%
     1,748       AutoZone Incorporated+                                             $     38,456
                 AUTOMOTIVE REPAIR, SERVICES & PARKING--0.01%
       774       Ryder Systems Incorporated                                         $     14,658
                 BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS--0.06%
       793       Centex Corporation                                                 $     18,635
       621       Kaufman & Broad Home Corporation                                         12,304
     5,729       Masco Corporation                                                       103,480
       561       Pulte Corporation                                                        12,132
                                                                                    ------------
                                                                                    $    146,551
                 BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS--0.65%
    29,768       Home Depot Incorporated                                            $  1,486,540
     4,915       Lowe's Company Incorporated                                             201,822
                                                                                    ------------
                                                                                    $  1,688,362

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 BUSINESS SERVICES--4.58%
     4,499       3COM Corporation+                                                  $    259,255
     1,535       Adobe Systems Incorporated                                              199,550
    29,583       America Online Incorporated+                                          1,560,503
       780       Autodesk Incorporated                                                    27,056
     8,073       Automatic Data Processing                                               432,410
     3,169       BMC Software Incorporated+                                              115,619
     2,353       Cabletron Systems Incorporated+                                          59,413
     9,237       Cendant Corporation+                                                    129,318
     1,870       Ceridian Corporation+                                                    44,997
     2,332       Citrix Systems+                                                          44,162
     7,546       Computer Associates International Incorporated                          386,261
     2,109       Computer Sciences Corporation+                                          157,515
     1,950       Convergys Corporation+                                                  101,156
       958       Deluxe Corporation                                                       22,573
     1,663       Ecolab Incorporated                                                      64,961
     6,019       Electronic Data Systems Corporation                                     248,284
     1,847       Equifax Incorporated                                                     48,484
     5,335       First Data Corporation                                                  264,749
     3,918       IMS Health Incorporated                                                  70,524
     3,881       Interpublic Group Companies Incorporated                                166,882
     3,649       McKesson HBOC Incorporated                                               76,401
     1,000       Mercury Interactive Corporation+                                         96,750
     1,237       NCR Corporation+                                                         48,166
     4,163       Novell Incorporated+                                                     38,508
     2,260       Omnicom Group                                                           201,281
    36,520       Oracle Systems Corporation+                                           3,069,963
     3,574       Parametric Technology Company+                                           39,314
     3,521       Peoplesoft Incorporated+                                                 58,977
       750       Sapient Corporation+                                                     80,203
     2,550       Siebel Systems Incorporated+                                            417,084
    20,395       Sun Microsystems Incorporated+                                        1,854,670
     3,977       Unisys Corporation+                                                      57,915
     5,052       VERITAS Software Corporation+                                           570,955
     6,996       Yahoo Incorporated+                                                     866,630
       875       Young & Rubicam Incorporated                                             50,039
                                                                                    ------------
                                                                                    $ 11,930,528

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 CHEMICALS & ALLIED PRODUCTS--6.92%
    19,924       Abbott Laboratories                                                $    887,863
     2,939       Air Products & Chemicals Incorporated                                    90,558
       725       Alberto Culver Company Class B                                           22,158
     1,317       Alza Corporation+                                                        77,868
    16,801       American Home Products Corporation                                      987,058
    13,233       Amgen Incorporated+                                                     929,618
     1,471       Avery Dennison Corporation                                               98,741
     3,062       Avon Products Incorporated                                              136,259
     1,904       Biogen Incorporated+                                                    122,808
    25,368       Bristol-Myers Squibb Company                                          1,477,686
     3,061       Clorox Company                                                          137,171
     7,416       Colgate-Palmolive Company                                               444,033
     8,667       Dow Chemical Company                                                    261,635
    13,431       DuPont (E.I.) de Nemours & Company                                      587,606
     1,006       Eastman Chemical Company                                                 48,037
       374       FMC Corporation+                                                         21,692
    13,441       Gillette Company                                                        469,594
       745       Great Lakes Chemical Corporation                                         23,468
     1,388       Hercules Incorporated                                                    19,519
     1,332       International Flavors & Fragrances Incorporated                          40,210
    14,515       Lilly (Eli) & Company                                                 1,449,686
       910       Mallinckrodt Incorporated                                                39,528
     2,700       MedImmune Incorporated+                                                 199,800
    29,619       Merck & Company Incorporated                                          2,269,556
    81,027       Pfizer Incorporated                                                   3,889,296
    16,339       Pharmacia Corporation                                                   844,522
     2,260       PPG Industries Incorporated                                             100,146
     2,066       Praxair Incorporated                                                     77,346
    16,822       Procter & Gamble Company                                                963,060
     2,827       Rohm & Haas Company                                                      97,532
    18,829       Schering-Plough Corporation                                             950,865
     2,116       Sherwin-Williams Company                                                 44,833
     1,163       Sigma Aldrich                                                            34,018
     1,731       Union Carbide Corporation                                                85,685
       957       W.R. Grace & Company+                                                    11,604
     1,221       Watson Pharmaceuticals Incorporated+                                     65,629
                                                                                    ------------
                                                                                    $ 18,006,688

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 COMMERCIAL SERVICES--0.01%
     1,487       Quintiles Transnational Corporation+                               $     21,003

                 COMMUNICATIONS--4.40%
     4,046       Alltel Corporation                                                 $    250,598
    40,822       AT&T Corporation                                                      1,290,995
    19,884       Bell Atlantic Corporation+                                            1,010,355
    24,233       BellSouth Corporation                                                 1,032,931
     1,787       Centurytel Incorporated                                                  51,376
     4,353       Clear Channel Communications Incorporated+                              326,475
    11,543       Comcast Corporation Class A+                                            467,492
    11,327       Global Crossing Limited+                                                298,042
    12,363       GTE Corporation                                                         769,597
     7,873       MediaOne Group Incorporated+                                            522,088
     9,752       Nextel Communications Class A+                                          596,701
    43,767       SBC Communications Incorporated                                       1,892,905
    11,279       Sprint Corporation (FON Group)                                          575,229
    11,793       Sprint Corporation (PCS Group)+                                         701,684
    36,836       WorldCom Incorporated+                                                1,689,852
                                                                                    ------------
                                                                                    $ 11,476,320
                 COMPUTERS--2.08%
    67,763       Microsoft Corporation+                                             $  5,421,040

                 CONSUMER PRODUCTS--0.02%
     2,097       Fortune Brands Incorporated                                        $     48,362

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 DOMESTIC DEPOSITORY INSTITUTIONS--3.80%
     5,024       AmSouth Bancorp                                                    $     79,128
    14,724       Banc One Corporation                                                    391,106
    21,308       Bank of America Corporation                                             916,243
     9,473       Bank of New York Incorporated                                           440,495
     4,495       BB&T Corporation                                                        107,318
     2,700       Charter One Financial Incorporated                                       62,100
    15,930       Chase Manhattan Corporation                                             733,775
    43,417       Citigroup Incorporated                                                2,615,873
     2,005       Comerica Incorporated                                                    89,974
     3,974       Fifth Third Bancorp                                                     251,356
    12,602       First Union Corporation                                                 312,687
    12,475       Firstar Corporation                                                     262,755
    11,584       Fleet Boston Financial Corporation                                      393,856
     2,061       Golden West Financial                                                    84,115
     2,986       Huntington Bancshares Incorporated                                       47,216
     2,098       JP Morgan & Company Incorporated                                        231,042
     5,669       KeyCorp                                                                  99,916
     6,339       Mellon Financial Corporation                                            230,977
     7,821       National City Corporation                                               133,446
     2,888       Northern Trust Corporation                                              187,901
     1,783       Old Kent Financial Corporation                                           47,693
     3,745       PNC Bank Corporation                                                    175,547
     2,822       Regions Financial Corporation                                            56,087
     2,175       SouthTrust Corporation                                                   49,209
     2,045       State Street Corporation                                                216,898
     2,250       Summit Bancorp                                                           55,406
     3,880       Sun Trust Banks Incorporated                                            177,268
     3,614       Synovus Financial Corporation                                            63,697
     9,697       U.S. Bancorp                                                            186,667
     1,796       Union Planters Corporation                                               50,176
     2,630       Wachovia Corporation                                                    142,678
     7,074       Washington Mutual Incorporated                                          204,262
    20,728       Wells Fargo & Company                                                   803,210
                                                                                    ------------
                                                                                    $  9,900,077
                 EATING & DRINKING PLACES--0.29%
     1,673       Darden Restaurants Incorporated                                    $     27,186
    17,164       McDonald's Corporation                                                  565,338
     2,350       Starbucks Corporation+                                                   89,741
     1,966       Tricon Global Restaurants Incorporated+                                  55,540
     1,562       Wendy's International Incorporated                                       27,823
                                                                                    ------------
                                                                                    $    765,628

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 ELECTRIC, GAS & SANITARY SERVICES--1.30%
     5,510       AES Corporation+                                                   $    251,393
     2,445       Allied Waste Industries Incorporated+                                    24,450
     1,780       Ameren Corporation                                                       60,075
     4,162       American Electric Power Company                                         123,299
     2,064       Carolina Power & Light Company                                           65,919
     2,035       Cinergy Corporation                                                      51,765
     1,487       CMS Energy Corporation                                                   32,900
     1,047       Columbia Energy Group                                                    68,709
     2,739       Consolidated Edison Incorporated                                         81,143
     1,905       Constellation Energy Group                                               62,032
     3,069       Dominion Resources Incorporated                                         131,583
     1,863       DTE Energy Company                                                       56,938
     4,711       Duke Energy Corporation                                                 265,582
       344       Eastern Enterprises                                                      21,672
     4,344       Edison International                                                     89,052
     2,923       El Paso Energy Corporation                                              148,890
     2,977       Entergy Corporation                                                      80,937
     2,986       First Energy Corporation                                                 69,798
     1,275       Florida Progress Corporation                                             59,766
     2,295       FPL Group Incorporated                                                  113,602
     1,578       GPU Incorporated                                                         42,705
     1,549       New Century Energies Incorporated                                        46,470
     2,287       Niagara Mohawk Holdings Incorporated+                                    31,875
       617       NICOR Incorporated                                                       20,130
     1,974       Northern States Power Company                                            39,850
       395       Oneok Incorporated                                                       10,245
     4,939       PG&E Company                                                            121,623
     2,192       PECO Energy Company                                                      88,365
       457       Peoples Energy Corporation                                               14,795
     1,116       Pinnacle West Capital Corporation                                        37,805
     1,857       PP& L Resources Incorporated                                             40,738
     2,812       Public Service Enterprise Group                                          97,366
     3,798       Reliant Energy Incorporated                                             112,278
     2,612       Sempra Energy                                                            44,404
     8,400       Southern Company                                                        195,825
     3,435       Texas Utilities Company                                                 101,333
     7,963       Waste Management Incorporated                                           151,297
     5,689       Williams Companies Incorporated                                         237,160
     2,333       Unicom Corporation                                                       90,258
                                                                                    ------------
                                                                                    $  3,384,027

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--9.61%
     1,328       Adaptec Incorporated+                                              $     30,212
     4,368       ADC Telecommunications Incorporated+                                    366,366
     1,978       Advanced Micro Devices+                                                 152,801
     2,550       Altera Corporation+                                                     259,941
     2,500       American Power Conversion Corporation+                                  102,031
     1,060       Andrew Corporation+                                                      35,576
     2,753       Conexant Systems Incorporated+                                          133,865
     1,192       Cooper Industries Incorporated                                           38,815
     5,484       Emerson Electric Company                                                331,097
   127,362       General Electric Company                                              6,750,185
    43,123       Intel Corporation                                                     5,765,005
     3,985       Linear Technology Corporation                                           254,791
     3,939       LSI Logic Corporation+                                                  213,198
    41,917       Lucent Technologies Incorporated                                      2,483,581
     3,650       Maxim Integrated Products Incorporated+                                 247,972
     1,027       Maytag Corporation                                                       37,871
     7,126       Micron Technology Incorporated+                                         627,533
     2,548       Molex Incorporated                                                      122,623
    27,686       Motorola Incorporated                                                   804,624
     2,238       National Semiconductor Corporation+                                     127,007
       552       National Service Industries Incorporated                                 10,764
     3,910       Network Appliance Incorporated+                                         314,755
    38,140       Nortel Networks Corporation                                           2,603,054
     1,650       Novellus Systems Incorporated+                                           93,328
     9,519       Qualcomm Incorporated+                                                  571,140
     1,900       Sanmina Corporation+                                                    162,450
     2,061       Scientific-Atlanta Incorporated                                         153,545
     5,273       Tellabs Incorporated+                                                   360,871
    21,072       Texas Instruments Incorporated                                        1,447,383
       757       Thomas & Betts Corporation                                               14,478
       948       Whirlpool Corporation                                                    44,201
     1,188       W W Grainger Incorporated                                                36,605
     4,152       Xilink Incorporated+                                                    342,800
                                                                                    ------------
                                                                                    $ 25,040,468
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--0.20%
     2,066       Dun & Bradstreet Corporation                                       $     59,139
     5,685       Halliburton Company                                                     268,261
     4,751       Paychex Incorporated                                                    199,542
                                                                                    ------------
                                                                                    $    526,942

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT--0.06%
       396       Ball Corporation                                                   $     12,746
       862       Crane Company                                                            20,957
     1,686       Crown Cork & Seal Company                                                25,290
     1,451       Parker-Hannifin Corporation                                              49,697
       751       Snap-On Incorporated                                                     19,995
     1,139       Stanley Works                                                            27,051
                                                                                    ------------
                                                                                    $    155,736
                 FOOD & KINDRED PRODUCTS--2.04%
       501       Adolph Coors Company Class B                                       $     30,311
     5,815       Anheuser-Busch Incorporated                                             434,308
     7,814       Archer-Daniels-Midland Company                                           76,675
     3,531       Bestfoods                                                               244,522
       877       Brown-Forman Corporation                                                 47,139
     5,456       Campbell Soup Company                                                   158,906
    31,852       Coca-Cola Company                                                     1,829,498
     5,520       Coca-Cola Enterprises Incorporated                                       90,045
     6,349       ConAgra Incorporated                                                    121,028
     3,783       General Mills Incorporated                                              144,700
     4,527       H J Heinz Company                                                       198,056
     1,741       Hershey Foods Corporation                                                84,765
     5,241       Kellogg Company                                                         155,920
    18,556       Pepsico Incorporated                                                    824,581
     1,708       Quaker Oats Company                                                     128,314
     3,907       Ralston-Purina Group                                                     77,896
    11,192       Sara Lee Corporation                                                    216,146
     5,608       Seagram Company Limited                                                 325,264
     1,482       Wm. Wrigley Jr Company                                                  118,838
                                                                                    ------------
                                                                                    $  5,306,912
                 FOOD STORES--0.17%
     5,469       Albertson's Incorporated                                           $    181,844
       499       Great Atlantic & Pacific Tea Company                                      8,296
    10,781       Kroger Company+                                                         237,856
     1,915       Winn-Dixie Stores Incorporated                                           27,408
                                                                                    ------------
                                                                                    $    455,404

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 GENERAL MERCHANDISE STORES--1.69%
     1,468       Consolidated Stores Corporation+                                   $     17,616
     1,354       Dillards Incorporated Class A                                            16,587
     4,252       Dollar General Corporation                                               82,914
     2,725       Federated Department Stores Incorporated+                                91,969
       913       Harcourt General Incorporated                                            49,644
     3,395       JC Penney Company Incorporated                                           62,595
     6,292       K-Mart Corporation+                                                      42,864
     4,266       May Department Stores Company                                           102,384
     4,573       Sears Roebuck & Company                                                 149,194
     5,863       Target Corporation                                                      340,054
       950       Tiffany & Company                                                        64,125
     3,887       TJX Companies Incorporated                                               72,881
    57,365       Wal-Mart Stores Incorporated                                          3,305,657
                                                                                    ------------
                                                                                    $  4,398,484
                 HEALTH SERVICES--0.14%
     7,185       Columbia HCA Healthcare Corporation                                $    218,244
     4,966       Healthsouth Corporation+                                                 35,693
     1,346       Manor Care Incorporated+                                                  9,422
     4,023       Tenet Healthcare Corporation                                            108,621
                                                                                    ------------
                                                                                    $    371,980
                 HEAVY CONSTRUCTION OTHER THAN BUILDING
                 CONSTRUCTION-CONTRACTORS--0.01%
       978       Fluor Corporation                                                  $     30,929
                 HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES--0.16%
     2,644       Best Buy Company Incorporated+                                     $    167,233
     2,584       Circuit City Stores Incorporated                                         85,757
     2,550       Leggett & Platt Incorporated                                             42,075
     2,428       RadioShack Corporation                                                  115,027
                                                                                    ------------
                                                                                    $    410,092
                 HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES--0.06%
     4,736       Hilton Hotels Corporation                                          $     44,400
     3,136       Marriott International                                                  113,092
                                                                                    ------------
                                                                                    $    157,492

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--6.83%
     4,204       Apple Computer Incorporated+                                       $    220,185
    10,372       Applied Materials Incorporated+                                         939,963
     4,244       Baker Hughes Incorporated                                               135,808
     1,119       Black & Decker Corporation                                               43,991
       303       Briggs & Stratton Corporation                                            10,378
     1,225       Brunswick Corporation                                                    20,289
     4,509       Caterpillar Incorporated                                                152,742
    89,581       Cisco Systems Incorporated+                                           5,693,991
    21,844       Compaq Computer Corporation                                             558,387
     4,677       Compuware Corporation+                                                   48,524
       530       Cummins Engine Company Incorporated                                      14,443
     3,033       Deere & Company                                                         112,221
    33,160       Dell Computer Corporation+                                            1,635,203
     2,602       Dover Corporation                                                       105,544
    27,914       EMC Corporation+                                                      2,147,633
     4,120       Gateway Incorporated+                                                   233,810
    12,826       Hewlett Packard Company                                               1,601,647
     2,114       Ingersoll-Rand Company                                                   85,089
    22,812       International Business Machines Corporation                           2,499,340
     1,675       Lexmark International Incorporated Class A+                             112,644
       753       McDermott International Incorporated                                      6,636
     5,111       Minnesota Mining & Manufacturing Company                                421,658
     1,601       Pall Corporation                                                         29,619
     3,339       Pitney Bowes Incorporated                                               133,560
     2,902       Seagate Technology Incorporated+                                        159,610
     7,648       Solectron Corporation+                                                  320,260
       824       Timken Company                                                           15,347
     6,072       United Technologies Corporation                                         357,489
                                                                                    ------------
                                                                                    $ 17,816,011
                 INSURANCE AGENTS, BROKERS & SERVICE--0.23%
     3,307       AON Corporation                                                    $    102,724
     2,233       Humana Incorporated+                                                     10,886
     3,488       Marsh & McLennan Companies Incorporated                                 364,278
     1,361       MGIC Investment Corporation                                              61,926
     1,558       T Rowe Price Associates                                                  66,215
                                                                                    ------------
                                                                                    $    606,029

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 INSURANCE CARRIERS--1.76%
     1,821       Aetna Incorporated                                                 $    116,885
     3,418       AFLAC Incorporated                                                      157,014
     9,593       Allstate Corporation                                                    213,444
     3,188       American General Corporation                                            194,468
    19,826       American International Group Incorporated                             2,329,555
     2,288       Chubb Corporation                                                       140,712
     2,098       CIGNA Corporation                                                       196,163
     2,130       Cincinnati Financial Corporation                                         66,962
     2,798       Hartford Financial Services Group                                       156,513
     1,336       Jefferson Pilot Corporation                                              75,401
     2,503       Lincoln National Corporation                                             90,421
     1,273       Loews Corporation                                                        76,380
     1,286       MBIA Incorporated                                                        61,969
       937       Progressive Corporation                                                  69,338
     1,808       Providian Financial Corporation                                         162,720
     1,658       Safeco Corporation                                                       32,953
     2,756       St. Paul Companies Incorporated                                          94,049
     1,700       Torchmark Corporation                                                    41,969
     2,117       United Healthcare Incorporated                                          181,533
     3,077       Unum Provident Corporation                                               61,732
       814       Wellpoint Health Networks+                                               58,964
                                                                                    ------------
                                                                                    $  4,579,145
                 LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE--0.01%
     1,356       Louisiana-Pacific Corporation                                      $     14,747

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--1.63%
     5,829       Agilent Technologies Incorporated+                                 $    429,889
     1,687       Allergan Incorporated                                                   125,682
     4,530       Analog Devices Incorporated+                                            344,280
       681       Bausch & Lomb Incorporated                                               52,692
     3,750       Baxter International Incorporated                                       263,672
     3,229       Becton Dickinson & Company                                               92,632
     1,489       Biomet Incorporated                                                      57,233
     5,302       Boston Scientific Corporation+                                          116,313
       663       C R Bard Incorporated                                                    31,907
     1,813       Danaher Corporation                                                      89,630
     4,019       Eastman Kodak Company                                                   239,131
       969       Eaton Corporation                                                        64,923
     3,961       Guidant Corporation+                                                    196,070
    10,266       Honeywell International Incorporated                                    345,836
     1,083       Johnson Controls Incorporated                                            55,571
     2,369       KLA-Tencor Corporation+                                                 138,735
    15,380       Medtronic Incorporated                                                  766,116
       581       Millipore Corporation                                                    43,793
     2,666       PE Biosystems Group                                                     175,623
       598       PerkinElmer Incorporated                                                 39,543
       582       Polaroid Corporation                                                     10,512
     4,337       Raytheon Companies Class B                                               83,487
     1,100       St. Jude Medical Incorporated+                                           50,463
       608       Tektronix Incorporated                                                   44,992
     2,223       Teradyne Incorporated+                                                  163,391
     1,998       Thermo Electron Corporation+                                             42,083
     8,560       Xerox Corporation                                                       177,620
                                                                                    ------------
                                                                                    $  4,241,819
                 METAL MINING--0.11%
     5,111       Barrick Gold Corporation                                           $     92,956
     2,117       Freeport McMoran Copper & Gold Incorporated Class B+                     19,582
     3,448       Homestake Mining Company                                                 23,705
     2,462       Inco Limited+                                                            37,853
     2,147       Newmont Mining Corporation                                               46,429
     1,046       Phelps Dodge Corporation                                                 38,898
     4,170       Placer Dome Incorporated                                                 39,876
                                                                                    ------------
                                                                                    $    299,299
                 MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                 FUELS--0.02%
     1,276       Vulcan Materials Company                                           $     54,469

                 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.44%
     2,256       Hasbro Incorporated                                                $     33,981
     5,444       Mattel Incorporated                                                      71,793
    21,709       Tyco International Limited                                            1,028,463
                                                                                    ------------
                                                                                    $  1,134,237

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 MISCELLANEOUS RETAIL--0.57%
     1,803       Bed Bath & Beyond Incorporated+                                    $     65,359
     5,756       Costco Wholesale Corporation+                                           189,948
     5,021       CVS Corporation                                                         200,840
     7,143       Kimberly-Clark Corporation                                              409,830
       508       Longs Drug Stores Corporation                                            11,049
     4,266       Office Depot Incorporated+                                               26,663
     3,435       Rite Aid Corporation                                                     22,542
     6,198       Staples Incorporated+                                                    95,294
     2,891       Toys "R" Us Incorporated+                                                42,100
    12,963       Walgreen's Company                                                      417,247
                                                                                    ------------
                                                                                    $  1,480,872
                 MOTION PICTURES--0.89%
    16,947       Time Warner Incorporated                                           $  1,287,972
    26,737       Walt Disney Company                                                   1,037,730
                                                                                    ------------
                                                                                    $  2,325,702
                 NONDEPOSITORY CREDIT INSTITUTIONS--1.13%
    17,179       American Express Corporation                                       $    895,455
     9,384       Associates First Capital Corporation                                    209,381
     2,545       Capital One Financial Corporation                                       113,571
     4,363       Conseco Incorporated                                                     42,539
     1,454       Countrywide Credit Industries Incorporated                               44,074
     8,963       Federal Home Loan Mortgage Corporation                                  363,002
    12,936       Federal National Mortgage Association                                   675,098
     6,054       Household International Incorporated                                    251,619
    10,337       MBNA Corporation                                                        280,391
     2,043       SLM Holding Corporation                                                  76,485
                                                                                    ------------
                                                                                    $  2,951,615
                 OIL & GAS EXTRACTION--0.71%
     1,622       Anadarko Petroleum Corporation                                     $     79,985
     1,447       Apache Corporation                                                       85,102
     2,807       Burlington Resources Incorporated                                       107,368
     9,397       Enron Corporation                                                       606,107
     1,224       Kerr McGee Corporation                                                   72,140
     4,754       Occidental Petroleum Corporation                                        100,131
     1,187       Rowan Companies Incorporated+                                            36,055
     7,298       Schlumberger Limited                                                    544,613
     2,701       Transocean Sedco Forex Incorporated+                                    144,335
     3,269       Union Pacific Resources Group Incorporated                               71,918
                                                                                    ------------
                                                                                    $  1,847,754

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 PAPER & ALLIED PRODUCTS--0.26%
       660       Bemis Company Incorporated                                         $     22,193
       740       Boise Cascade Corporation                                                19,148
     2,727       Fort James Corporation                                                   63,062
     2,194       Georgia-Pacific Group                                                    57,593
     6,192       International Paper Company                                             184,599
     1,303       Mead Corporation                                                         32,901
     2,243       Pactiv Corporation+                                                      17,664
     1,069       Sealed Air Corporation+                                                  55,989
       725       Temple-Inland Incorporated                                               30,450
     1,277       Westvaco Corporation                                                     31,686
     3,034       Weyerhaeuser Company                                                    130,462
     1,426       Willamette Industries Incorporated                                       38,859
                                                                                    ------------
                                                                                    $    684,606
                 PERSONAL SERVICES--0.03%
     1,264       H&R Block Incorporated                                             $     40,922
     1,688       Sabre Holdings Corporation                                               48,108
                                                                                    ------------
                                                                                    $     89,030
                 PETROLEUM REFINING & RELATED INDUSTRIES--2.77%
     1,187       Amerada Hess Corporation                                           $     73,297
       915       Ashland Incorporated                                                     32,082
     8,352       Chevron Corporation                                                     708,354
     8,054       Conoco Incorporated Class B                                             197,826
    44,805       Exxon Mobil Corporation                                               3,517,193
     3,250       Phillips Petroleum Company                                              164,734
    27,607       Royal Dutch Petroleum Company ADR                                     1,699,541
     1,143       Sunoco Incorporated                                                      33,647
     7,096       Texaco Incorporated                                                     377,862
     2,751       Coastal Corporation                                                     167,467
     1,856       Tosco Corporation                                                        52,548
     3,130       Unocal Corporation                                                      103,681
     4,022       USX-Marathon Group                                                      100,801
                                                                                    ------------
                                                                                    $  7,229,033
                 PRIMARY METAL INDUSTRIES--0.20%
     2,823       Alcan Aluminum Limited                                             $     87,513
    11,104       Alcoa Incorporated                                                      322,016
     1,179       Allegheny Technologies Incorporated                                      21,222
     1,646       Bethlehem Steel Corporation+                                              5,864
     1,594       Engelhard Corporation                                                    27,198
     1,122       Nucor Corporation                                                        37,236
     1,147       USX-US Steel Group                                                       21,291
     1,157       Worthington Industries Incorporated                                      12,149
                                                                                    ------------
                                                                                    $    534,489

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--0.81%
       809       American Greetings Corporation Class A                             $     15,371
     1,143       Dow Jones & Company Incorporated                                         83,725
     3,451       Gannett Company Incorporated                                            206,413
     1,045       Knight-Ridder Incorporated                                               55,581
     2,506       McGraw-Hill Incorporated                                                135,324
       648       Meredith Corporation                                                     21,870
     2,197       New York Times Company Class A                                           86,782
     1,620       R.R. Donnelley & Sons Company                                            36,551
     3,979       Tribune Company                                                         139,265
    19,631       Viacom Incorporated Class B+                                          1,338,588
                                                                                    ------------
                                                                                    $  2,119,470
                 RAILROAD TRANSPORTATION--0.19%
     5,558       Burlington Northern Santa Fe                                       $    127,487
     2,801       CSX Corporation                                                          59,346
     1,442       Kansas City Southern Industries Incorporated                            127,887
     4,956       Norfolk Southern Corporation                                             73,721
     3,206       Union Pacific Corporation                                               119,223
                                                                                    ------------
                                                                                    $    507,664
                 RUBBER & MISCELLANEOUS PLASTICS PRODUCTS--0.21%
       491       Armstrong World Industries Incorporated                            $      7,518
     1,040       Cooper Tire and Rubber Company                                           11,570
     1,998       Goodyear Tire & Rubber Company                                           39,960
     3,875       Illinois Tool Works Incorporated                                        220,875
     3,464       Newell Rubbermaid Incorporated                                           89,198
     3,556       Nike Incorporated Class B                                               141,573
       690       Reebok International Limited+                                            10,997
       767       Tupperware Corporation                                                   16,874
                                                                                    ------------
                                                                                    $    538,565
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--1.06%
     1,480       Bear Stearns & Company Incorporated                                $     61,605
    17,530       Charles Schwab Corporation                                              589,446
     3,161       Franklin Resources Incorporated                                          96,015
     1,573       Lehman Brothers Holdings                                                148,747
     5,009       Merrill Lynch & Company Incorporated                                    576,035
    14,524       Morgan Stanley Dean Witter & Company                                  1,209,123
     1,852       Painewebber Group Incorporated                                           84,266
                                                                                    ------------
                                                                                    $  2,765,237
                 STONE, CLAY, GLASS & CONCRETE PRODUCTS--0.38%
     3,536       Corning Incorporated                                               $    954,278
       769       Owens Corning Fiberglass Corporation                                      7,113
     1,993       Owens-Illinois Incorporated+                                             23,293
                                                                                    ------------
                                                                                    $    984,684

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 TELECOMMUNICATIONS--0.28%
     1,921       Comverse Technology Incorporated+                                  $    178,653
     6,523       US West Incorporated                                                    559,347
                                                                                    ------------
                                                                                    $    738,000
                 TEXTILE MILL PRODUCTS--0.01%
       417       Russell Corporation                                                $      8,340
       221       Springs Industries Incorporated Class A                                   7,113
                                                                                    ------------
                                                                                    $     15,453
                 TOBACCO PRODUCTS--0.31%
    29,440       Philip Morris Companies Incorporated                               $    782,000
     2,236       UST Incorporated                                                         32,841
                                                                                    ------------
                                                                                    $    814,841
                 TRANSPORTATION BY AIR--0.11%
     1,898       AMR Corporation+                                                   $     50,178
     1,596       Delta Air Lines Incorporated                                             80,698
     6,470       Southwest Airlines Company                                              122,526
       884       US Air Group Incorporated+                                               34,476
                                                                                    ------------
                                                                                    $    287,878
                 TRANSPORTATION EQUIPMENT--0.97%
    11,641       Boeing Company                                                     $    486,739
     2,046       Dana Corporation                                                         43,350
     7,247       Delphi Automotive Systems Corporation                                   105,535
    15,504       Ford Motor Company                                                      666,672
     2,610       General Dynamics Corporation                                            136,373
     6,877       General Motors Corporation                                              399,296
     3,905       Harley-Davidson Incorporated                                            150,343
     1,133       ITT Industries Incorporated                                              34,415
     5,125       Lockheed Martin Corporation                                             127,164
       800       Navistar International+                                                  24,850
       886       Northrop Grumman Corporation                                             58,698
     1,029       PACCAR Incorporated                                                      40,838
     2,432       Rockwell International Corporation                                       76,608
     1,899       Textron Incorporated                                                    103,139
     1,592       TRW Incorporated                                                         69,053
                                                                                    ------------
                                                                                    $  2,523,073
                 TRANSPORTATION SERVICES--0.05%
     3,756       Fedex Corporation+                                                 $    142,728

                 WATER TRANSPORTATION--0.06%
     7,809       Carnival Corporation Class A                                       $    152,276

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 WHOLESALE TRADE-DURABLE GOODS--0.73%
     2,318       Genuine Parts Company                                              $     46,360
    17,891       Johnson & Johnson                                                     1,822,646
       382       Potlatch Corporation                                                     12,654
     2,030       Visteon Corporation+                                                     24,613
                                                                                    ------------
                                                                                    $  1,906,273
                 WHOLESALE TRADE-NONDURABLE GOODS--0.41%
     3,546       Cardinal Health Incorporated                                       $    262,404
     6,414       Safeway Incorporated+                                                   289,432
     1,784       Supervalu Incorporated                                                   34,008
     4,257       Sysco Corporation                                                       179,326
     7,330       Unilever NV                                                             315,190
                                                                                    ------------
                                                                                    $  1,080,360
                 TOTAL COMMON STOCK
                 (Cost $137,144,063)                                                $161,152,902

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--JUNE 30, 2000

                                                                              INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                           RATE           DATE             VALUE
                 U.S. TREASURY OBLIGATIONS--37.61%
                 U.S. TREASURY BILLS--2.82%
$2,117,000       U.S. Treasury Bills                                            5.22++       07/13/00       $   2,113,849
 4,883,000       U.S. Treasury Bills                                            5.50         08/03/00           4,859,681
   375,000       U.S. Treasury Bills@                                           5.78         09/21/00             370,275
                                                                                                            -------------
                                                                                                                7,343,805
                 U.S. TREASURY BONDS--34.79%
 5,580,000       U.S. Treasury Bonds                                            8.75         08/15/20           7,158,080
 3,220,000       U.S. Treasury Bonds                                            7.88         02/15/21           3,823,750
 1,970,000       U.S. Treasury Bonds                                            8.13         05/15/21           2,398,475
 3,170,000       U.S. Treasury Bonds                                            8.13         08/15/21           3,865,403
 8,100,000       U.S. Treasury Bonds                                            8.00         11/15/21           9,775,647
 1,810,000       U.S. Treasury Bonds                                            7.25         08/15/22           2,030,585
 2,610,000       U.S. Treasury Bonds                                            7.63         11/15/22           3,047,984
 4,210,000       U.S. Treasury Bonds                                            7.13         02/15/23           4,670,448
 7,090,000       U.S. Treasury Bonds                                            6.25         08/15/23           7,134,313
 3,370,000       U.S. Treasury Bonds                                            7.50         11/15/24           3,919,714
 4,020,000       U.S. Treasury Bonds                                            7.63         02/15/25           4,741,067
 3,920,000       U.S. Treasury Bonds                                            6.88         08/15/25           4,261,746
 3,980,000       U.S. Treasury Bonds                                            6.00         02/15/26           3,890,450
 2,710,000       U.S. Treasury Bonds                                            6.75         08/15/26           2,912,383
 2,270,000       U.S. Treasury Bonds                                            6.50         11/15/26           2,367,882
 2,420,000       U.S. Treasury Bonds                                            6.63         02/15/27           2,565,950
 3,360,000       U.S. Treasury Bonds                                            6.38         08/15/27           3,455,525
 6,910,000       U.S. Treasury Bonds                                            6.13         11/15/27           6,888,372
 2,320,000       U.S. Treasury Bonds                                            5.50         08/15/28           2,127,857
 3,520,000       U.S. Treasury Bonds                                            5.25         11/15/28           3,115,200
 2,020,000       U.S. Treasury Bonds                                            5.25         02/15/29           1,792,104
 2,120,000       U.S. Treasury Bonds                                            6.13         08/15/29           2,143,044
 2,500,000       U.S. Treasury Bonds                                            6.25         05/15/30           2,624,200
                                                                                                            $  90,710,179
                                                                                                            -------------
                 TOTAL U.S. TREASURY OBLIGATIONS                                                               98,053,984
                 (Cost $96,881,483)

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $234,025,546)*                    99.41%                                       $259,206,886
                 Other Assets and Liabilities, Net        0.59                                           1,528,314
                                                        ------                                        ------------
                 TOTAL NET ASSETS                       100.00%                                       $260,735,200
                                                        ======                                        ============

--------------------------------------------------------------------------------
 + Non-income earning securities.
 ++ Yield to Maturity.
 @ Securities pledged as collateral for Futures transactions.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $ 40,699,873
                  Gross Unrealized Depreciation           (15,518,533)
                                                         ------------
                  NET UNREALIZED APPRECIATION            $ 25,181,340
                                                         ============

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE             VALUE
                 CORPORATE BONDS & NOTES--66.21%

                 AMUSEMENT & RECREATION SERVICES--0.71%
$  250,000       Hollywood Park Incorporated                                      9.25%       02/15/07       $     248,750
   250,000       Park Place Entertainment                                         9.38        02/15/07             250,000
                                                                                                             -------------
                                                                                                             $     498,750
                 BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS--0.35%
   250,000       D.R. Horton Incorporated                                        10.00%       04/15/06       $     246,875

                 BUSINESS SERVICES--2.02%
   270,000       Cendant Corporation                                              7.75%       12/01/03       $     260,888
   500,000       First Data Corporation                                           6.38        12/15/07             473,125
   700,000       Oracle Corporation                                               6.72        02/15/04             686,000
                                                                                                             -------------
                                                                                                             $   1,420,013
                 CHEMICALS & ALLIED PRODUCTS--4.01%
   460,000       American Home Products Corporation                               7.25%       03/01/23       $     438,725
   375,000       Georgia Gulf Corporation                                        10.38        11/01/07             390,000
   250,000       Huntsman ICI Chemicals (Euro)(a)                                10.13        07/01/09             250,288
   375,000       ICN Pharmaceuticals Incorporated                                 9.25        08/15/05             371,250
   250,000       Lyondell Chemical Company                                        9.63        05/01/07             246,250
 1,250,000       Merck & Company Incorporated                                     6.40        03/01/28           1,126,562
                                                                                                             -------------
                                                                                                             $   2,823,075
                 COMMUNICATIONS--5.24%
   250,000       Adelphia Communications                                          9.38%       11/15/09       $     231,250
   250,000       Adelphia Communications                                          9.88        03/01/07             239,375
   250,000       Charter Communications Holdings Limited Liability
                 Corporation                                                      8.63        04/01/09             219,688
   500,000       Charter Communications Holdings Limited Liability
                 Corporation                                                     11.75+       01/15/10             284,375
   450,000       Clear Channel Communications Incorporated                        7.25        10/15/27             400,500
   500,000       CSC Holdings Incorporated                                        9.25        11/01/05             503,125
   500,000       LCI International Incorporated (Qwest)                           7.25        06/15/07             480,625
   500,000       Sprint Capital Corporation                                       6.13        11/15/08             445,625
   875,000       WorldCom Incorporated                                            8.00        05/15/06             884,843
                                                                                                             -------------
                                                                                                             $   3,689,406
                 DEPOSITORY INSTITUTIONS--8.67%
   500,000       Bank United                                                      8.00%       03/15/09       $     444,375
   500,000       BankBoston Corporation                                           6.88        07/15/03             490,625
   500,000       Bankers Trust New York Company                                   7.38        05/01/08             481,875
 2,500,000       Chase Manhattan Corporation                                      7.00        11/15/09           2,359,374
   750,000       HSBC USA                                                         6.63        03/01/09             690,938
   500,000       PNC Bank Corporation                                             6.50        05/01/08             460,000
   700,000       Popular North American                                           6.63        01/15/04             672,585
   500,000       Society Corporation                                              8.13        06/15/02             505,000
                                                                                                             -------------
                                                                                                             $   6,104,772

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE             VALUE
                 ELECTRIC, GAS & SANITARY SERVICES--3.88%
$  250,000       Allied Waste North America                                       7.88%       01/01/09       $     213,125
 2,000,000       NRG Energy Incorporated                                          8.00        11/01/03           1,987,500
   600,000       Republic Services Incorporated                                   7.13        05/15/09             531,750
                                                                                                             -------------
                                                                                                             $   2,732,375
                 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT--0.72%
   500,000       Lockheed Martin Corporation                                      8.50%       12/01/29       $     509,375

                 FINANCIAL SERVICES--1.86%
 1,350,000       Washington Mutual Incorporated                                   7.50%       08/15/06       $   1,311,187

                 FOOD & KINDRED PRODUCTS--2.88%
 1,142,000       Anheuser-Busch Companies                                         9.00%       12/01/09       $   1,263,338
   500,000       Canandaigua Brands                                               8.63        08/01/06             493,750
   250,000       International Home Foods                                        10.38        11/01/06             267,500
                                                                                                             -------------
                                                                                                             $   2,024,588
                 FOOD STORES--0.36%
   270,000       Marsh Supermarket Incorporated                                   8.88%       08/01/07       $     251,100

                 FURNITURE & FIXTURES--0.52%
   375,000       Lear Corporation                                                 8.25%       02/01/02       $     367,500

                 GENERAL MERCHANDISE STORES--0.53%
   500,000       Saks Incorporated                                                7.38%       02/15/19       $     371,250

                 HEALTH SERVICES--0.34%
   250,000       Tenet Healthcare Corporation                                     8.63%       01/15/07       $     238,750

                 HOLDING & OTHER INVESTMENT OFFICES--3.47%
 1,750,000       ERP Operating Limited Partnership                                7.95%       04/15/02       $   1,747,813
   750,000       Spieker Properties Limited Partnership                           7.25        05/01/09             698,437
                                                                                                             -------------
                                                                                                             $   2,446,250
                 HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES--0.51%
   375,000       Station Casinos                                                  8.88%       12/01/08       $     357,188

                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--2.51%
 1,050,000       Dell Computer Corporation                                        7.10%       04/15/28       $     938,437
   825,000       Hewlett-Packard Company                                          7.15        06/15/05             828,005
                                                                                                             -------------
                                                                                                             $   1,766,442
                 INDUSTRIAL SERVICES--0.24%
   200,000       Gruma SA de CV                                                   7.63%       10/15/07       $     170,750

                 INSURANCE CARRIERS--1.10%
   700,000       AMBAC Incorporated                                               9.38%       08/01/11       $     777,000

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE             VALUE
                 MISCELLANEOUS RETAIL--0.66%
$  500,000       Staples Incorporated                                             7.13%       08/15/07       $     466,250

                 NONDEPOSITORY CREDIT INSTITUTIONS--6.44%
 1,350,000       Countrywide Home Loan                                            6.25%       04/15/09       $   1,179,561
   500,000       Ford Motor Credit Company                                        5.13        10/15/01             486,875
 1,000,000       Ford Motor Credit Company                                        7.38        10/28/09             967,500
   185,000       General Electric Capital Corporation                             7.88        12/01/06             190,088
 1,592,000       General Electric Capital Corporation                             8.63        06/15/08           1,707,420
                                                                                                             -------------
                                                                                                             $   4,531,444
                 OIL & GAS EXTRACTION--2.85%
   700,000       Canadian Occidental Petroleum                                    7.13%       02/04/04       $     686,875
   150,000       Gulf Canada Resource                                             9.25        01/15/04             150,750
   700,000       Kerr-McGee Corporation                                           8.13        10/15/05             714,875
   100,000       Ocean Energy Incorporated                                        8.88        07/15/07              99,500
   100,000       Pioneer Natural Resources                                        9.63        04/01/10             103,250
   150,000       Snyder Oil Corporation                                           8.75        06/15/07             150,750
   100,000       Vintage Petroleum Incorporated                                   9.00        12/15/05              99,500
                                                                                                             -------------
                                                                                                             $   2,005,500
                 PAPER & ALLIED PRODUCTS--1.83%
   500,000       Kappa Beheer BV (Euro)(a)                                       10.88%+      07/15/09       $     306,058
   500,000       Playtex Family Products Corporation                              9.00        12/15/03             483,750
   125,000       Playtex Family Products Corporation                              8.88        07/15/04             120,625
   375,000       Tembec Finance Corporation                                       9.88        09/30/05             376,875
                                                                                                             -------------
                                                                                                             $   1,287,308
                 PETROLEUM REFINING & RELATED INDUSTRIES--3.18%
 1,430,000       Amoco Company                                                    6.50%       08/01/07       $   1,374,588
   200,000       Atlantic Richfield Company                                       9.00        04/01/21             231,500
   500,000       Coastal Corporation                                              6.95        06/01/28             441,875
   200,000       Tosco Corporation                                                7.80        01/01/27             190,500
                                                                                                             -------------
                                                                                                             $   2,238,463
                 PRINTING & PUBLICATIONS--0.52%
   375,000       Hollinger International Publishing                               9.25%       03/15/07       $     369,375

                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--0.37%
   255,000       News America Holdings                                            8.88%       04/26/23       $     261,375

                 REAL ESTATE--0.72%
   500,000       Rouse Company                                                    8.50%       01/15/03       $     505,625

                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--5.37%
 2,000,000       Lehman Brothers Holdings                                         7.00%       05/15/03       $   1,952,500
 2,000,000       Goldman Sachs Group Incorporated                                 6.65        05/15/09           1,832,500
                                                                                                             -------------
                                                                                                             $   3,785,000
                 TRANSPORTATION BY AIR--1.76%
 1,363,444       Continental Airlines                                             6.54%       02/02/19       $   1,240,857

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE             VALUE
                 TRANSPORTATION EQUIPMENT--1.90%
$1,350,000       General Motors Acceptance Corporation                            7.75%       01/19/10       $   1,339,874

                 TRANSPORTATION SERVICES--0.18%
   125,000       CB Bus AB (Euro)(a)                                             11.00%       02/15/10       $     124,017

                 WHOLESALE TRADE-DURABLE GOODS--0.51%
   375,000       Russel Metals Incorporated                                      10.00%       06/01/09       $     356,719

                 TOTAL CORPORATE BONDS & NOTES
                 (Cost $47,369,181)                                                                          $  46,618,453

                 MUNICIPAL SECURITIES--0.28%

                 MUNICIPAL NOTES--0.28%
   200,000       Denver Colorado City and County School District #1
                 Educational Facilities Revenue Bonds Taxable Pension School
                 Facilities Lease AMBAC insured                                   6.49%       12/15/02       $     196,750
                 TOTAL MUNICIPAL SECURITIES
                 (Cost $199,814)                                                                             $     196,750

                 U.S. GOVERNMENT AGENCY SECURITIES--3.05%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION--0.43%
   300,000       FHLMC                                                            7.10%       04/10/07       $     300,444

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.40%
   465,907       FNMA #449466                                                     6.50%       11/01/28       $     439,118
   453,096       FNMA #454390                                                     6.00        12/01/28             414,438
   918,498       FNMA #455607                                                     6.00        12/01/28             840,132
                                                                                                             -------------
                                                                                                             $   1,693,688
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.22%
   154,643       GNMA #445071                                                     7.50%       01/15/27       $     153,531
                 TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                 (Cost $2,197,976)                                                                           $   2,147,663

                 U.S. TREASURY SECURITIES--28.84%
                 U.S. TREASURY BONDS--9.70%
   200,000       U.S. Treasury Bonds                                             11.25%       02/15/15       $     294,374
   300,000       U.S. Treasury Bonds                                              8.88        02/15/19             385,311
   500,000       U.S. Treasury Bonds                                              8.13        08/15/19             603,125
   500,000       U.S. Treasury Bonds                                              8.13        08/15/21             609,685
   750,000       U.S. Treasury Bonds                                              5.25        11/15/28             663,750
 4,250,000       U.S. Treasury Bonds                                              5.25        02/15/29           3,770,515
   500,000       U.S. Treasury Bonds                                              6.13        08/15/29             505,435
                                                                                                             -------------
                                                                                                             $   6,832,195

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--JUNE 30, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE             VALUE
                 U.S. TREASURY NOTES--19.14%
$  750,000       U.S. Treasury Notes                                              5.75%       11/30/02       $     738,728
 2,475,000       U.S. Treasury Notes                                              5.88        11/15/04           2,436,365
 1,200,000       U.S. Treasury Notes                                              7.88        11/15/04           1,269,816
 2,400,000       U.S. Treasury Notes                                              6.75        05/15/05           2,456,232
 2,200,000       U.S. Treasury Notes                                              6.50        08/15/05           2,223,364
   400,000       U.S. Treasury Notes                                              6.63        05/15/07             408,248
   250,000       U.S. Treasury Notes                                              6.13        08/15/07             248,515
 3,575,000       U.S. Treasury Notes                                              6.50        02/15/10           3,691,080
                                                                                                             -------------
                                                                                                             $  13,472,348
                 TOTAL U.S. TREASURY SECURITIES
                 (Cost $20,017,657)                                                                          $  20,304,543

                 SHORT-TERM INVESTMENTS--1.15%

                 REPURCHASE AGREEMENTS--1.15%
   807,000       Goldman Sachs Repurchase Agreement
                 --102% Collateralized by U.S. Government Securities              6.57%       07/03/00       $     807,000
                 TOTAL SHORT-TERM INVESTMENTS (Cost $807,000)                                                $     807,000

                 TOTAL INVESTMENTS IN SECURITIES (Cost $70,591,627)*             99.53%                      $  70,074,409
                 Other Assets and Liabilities, Net                                0.47                             327,991
                                                                               -------                       -------------
                 TOTAL NET ASSETS                                               100.00%                      $  70,402,400
                                                                               =======                       =============

--------------------------------------------------------------------------------

  +  Yield to Maturity.
(a) Foreign bond principal is denominated in U.S. dollars except as indicated parenthetically.
  * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:


                  Gross Unrealized Appreciation          $    530,969
                  Gross Unrealized Depreciation            (1,048,187)
                                                         ------------
                  NET UNREALIZED DEPRECIATION            $   (517,218)
                                                         ============

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--JUNE 30, 2000

SHARES          SECURITY NAME                                                         VALUE
                COMMON STOCK--99.57%

                BUSINESS SERVICES--1.73%
 103,200        IMS Health Incorporated                                            $  1,857,600

                CHEMICALS & ALLIED PRODUCTS--14.10%
  55,600        American Home Products Corporation                                 $  3,266,500
  45,090        E.I. du Pont de Nemours & Company                                     1,972,687
  35,360        Merck & Company Incorporated                                          2,709,460
  77,440        Pfizer Incorporated                                                   3,717,120
  35,650        Procter & Gamble Company                                              2,040,962
  41,394        Rohm & Haas Company                                                   1,428,093
                                                                                   ------------
                                                                                   $ 15,134,822
                COMMUNICATIONS--4.42%
  79,397        AT&T Corporation                                                   $  2,510,930
  35,860        GTE Corporation                                                       2,232,285
                                                                                   ------------
                                                                                   $  4,743,215
                DEPOSITORY INSTITUTIONS--3.32%
  20,465        J.P. Morgan & Company Incorporated                                 $  2,253,708
  68,280        U.S. Bancorp                                                          1,314,390
                                                                                   ------------
                                                                                   $  3,568,098
                EATING & DRINKING PLACES--1.64%
  53,450        McDonald's Corporation                                             $  1,760,509

                ELECTRIC, GAS & SANITARY SERVICES--3.05%
  31,830        Public Service Enterprise Group Incorporated                       $  1,102,114
  73,603        Texas Utilities Company                                               2,171,288
                                                                                   ------------
                                                                                   $  3,273,402
                ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT--10.29%
  46,170        Emerson Electric Company                                           $  2,787,514
  72,480        General Electric Company                                              3,841,440
  74,660        Lucent Technologies Incorporated                                      4,423,605
                                                                                   ------------
                                                                                   $ 11,052,559
                ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                SERVICES--1.97%
  73,870        Dun & Bradstreet Corporation                                       $  2,114,530

                FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT--1.92%
  89,670        Fortune Brands Incorporated                                        $  2,068,014

                FOOD & KINDRED PRODUCTS--6.24%
 112,440        PepsiCo Incorporated                                               $  4,996,553
  88,200        Sara Lee Corporation                                                  1,703,362
                                                                                   ------------
                                                                                   $  6,699,915

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--JUNE 30, 2000

SHARES          SECURITY NAME                                                         VALUE
                GENERAL MERCHANDISE STORES--5.73%
  50,865        J.C. Penney Company Incorporated                                   $    937,824
  72,957        May Department Stores Company                                         1,750,968
  33,080        Sears Roebuck & Company                                               1,079,235
  41,070        Target Corporation                                                    2,382,060
                                                                                   ------------
                                                                                   $  6,150,087
                INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                EQUIPMENT--8.04%
  38,450        Hewlett-Packard Company                                            $  4,801,444
  35,000        IBM Corporation                                                       3,834,687
                                                                                   ------------
                                                                                   $  8,636,131
                INSURANCE CARRIERS--7.14%
  60,093        Aegon NV ADR                                                       $  2,140,813
  32,470        American General Corporation                                          1,980,670
 103,840        St. Paul Companies Incorporated                                       3,543,540
                                                                                   ------------
                                                                                   $  7,665,023
                MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--3.43%
  15,618        Agilent Technologies Incorporated+                                 $  1,151,828
  26,835        Eastman Kodak Company                                                 1,596,682
  45,000        Xerox Corporation                                                       933,750
                                                                                   ------------
                                                                                   $  3,682,260
                MISCELLANEOUS MANUFACTURING INDUSTRIES--3.56%
  80,768        Tyco International Limited                                         $  3,826,382

                MOTION PICTURES--1.27%
  35,000        Walt Disney Company                                                $  1,358,438

                NONDEPOSITORY CREDIT INSTITUTIONS--2.58%
  53,070        American Express Company                                           $  2,766,274

                OIL & GAS EXTRACTION--1.97%
  28,310        Schlumberger Limited                                               $  2,112,634

                PAPER & ALLIED PRODUCTS--2.02%
  26,332        Minnesota Mining and Manufacturing Company                         $  2,172,390

                PETROLEUM REFINING & RELATED INDUSTRIES--7.77%
  39,459        BP Amoco PLC ADR                                                   $  2,231,900
  19,625        Chevron Corporation                                                   1,664,445
  41,157        Exxon Mobil Corporation                                               3,230,825
  19,760        Royal Dutch Petroleum Company--NY Registered Shares                   1,216,475
                                                                                   ------------
                                                                                   $  8,343,645
                TOBACCO PRODUCTS--1.46%
  59,220        Philip Morris Companies Incorporated                               $  1,573,031

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--JUNE 30, 2000

SHARES          SECURITY NAME                                                         VALUE
                TRANSPORTATION EQUIPMENT--3.42%
  50,783        Honeywell Incorporated                                             $  1,710,752
  33,280        United Technologies Corporation                                       1,959,360
                                                                                   ------------
                                                                                   $  3,670,112
                WHOLESALE TRADE-DURABLE GOODS--2.50%
  26,310        Johnson & Johnson                                                  $  2,680,332

                TOTAL COMMON STOCK
                (Cost $99,558,742)                                                 $106,909,403

                                                                               INTEREST       MATURITY
PRINCIPAL                                                                        RATE           DATE
                SHORT-TERM INVESTMENTS--0.28%
$301,619        Bear Stearns & Company Incorporated
                (Cost $301,619)                                                  6.86%        07/03/00       $    301,619
                TOTAL INVESTMENTS IN SECURITIES
                (Cost $99,860,361)*                         99.85%                                           $107,211,022
                Other Assets and Liabilities, Net            0.15                                                 166,296
                                                            -----                                            ------------
                TOTAL NET ASSETS                           100.00%                                           $107,377,318
                                                           ======                                            ============


 -------------------------------------------------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:
                Gross Unrealized Appreciation         $ 20,020,633
                Gross Unrealized Depreciation          (12,669,972)
                                                      ------------
                NET UNREALIZED APPRECIATION           $  7,350,661
                                                      ============

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--JUNE 30, 2000

SHARES           SECURITY NAME                                                         VALUE
                 COMMON STOCK--93.64%

                 BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS--0.47%
     6,700       Sherwin-Williams Company                                           $   141,956

                 CHEMICALS & ALLIED PRODUCTS--5.72%
     5,450       American Home Products Corporation                                 $   320,187
     7,100       Clorox Company                                                         318,169
     3,950       Dow Chemical Company                                                   119,241
     3,850       E.I. du Pont de Nemours & Company                                      168,437
     6,200       Teva Pharmaceutical Industries Limited ADR                             343,712
     8,300       Watson Pharmaceuticals Incorporated+                                   446,125
                                                                                    -----------
                                                                                    $ 1,715,871
                 COMMUNICATIONS--9.08%
     4,300       AT&T Corporation                                                   $   135,987
     6,075       Bell Atlantic Corporation+                                             308,686
     6,725       BellSouth Corporation                                                  286,653
     2,775       GTE Corporation                                                        172,744
    10,350       MediaOne Group Incorporated+                                           686,347
    16,962       SBC Communications Incorporated                                        733,606
     7,800       Sprint Corporation (FON Group)                                         397,800
                                                                                    -----------
                                                                                    $ 2,721,823
                 DEPOSITORY INSTITUTIONS--12.36%
     5,750       Bank of America Corporation                                        $   247,250
     7,600       Bank of New York Company Incorporated                                  353,400
    15,775       Chase Manhattan Corporation                                            726,636
    26,288       Citigroup Incorporated                                               1,583,852
     7,750       Fifth Third Bancorp                                                    490,187
     8,400       Mellon Financial Corporation                                           306,075
                                                                                    -----------
                                                                                    $ 3,707,400

                 EATING & DRINKING PLACES--0.43%
     3,900       McDonald's Corporation                                             $   128,456

                 ELECTRIC, GAS & SANITARY SERVICES--3.32%
     9,675       Montana Power Company                                              $   341,648
    15,700       Williams Companies Incorporated                                        654,494
                                                                                    -----------
                                                                                    $   996,142
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--7.69%
    14,400       American Power Conversion Corporation+                             $   587,700
     4,875       Eaton Corporation                                                      326,625
    14,144       Koninklijke (Royal) Philips Electronics NV--NY Shares                  671,840
    13,100       Molex Incorporated Class A                                             458,500
     9,000       Motorola Incorporated                                                  261,563
                                                                                    -----------
                                                                                    $ 2,306,228

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--JUNE 30, 2000

SHARES           SECURITY NAME                                                         VALUE
                 FOOD & KINDRED PRODUCTS--2.10%
     2,650       Anheuser-Busch Companies Incorporated                              $   197,922
     9,700       PepsiCo Incorporated                                                   431,044
                                                                                    -----------
                                                                                    $   628,966
                 FURNITURE & FIXTURES--0.86%
     5,000       Johnson Controls Incorporated                                      $   256,563

                 GENERAL MERCHANDISE STORES--0.68%
     3,500       Target Corporation                                                 $   203,000

                 HEALTH SERVICES--1.07%
    11,850       Tenet Healthcare Corporation                                       $   319,950

                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--7.02%
     5,400       Apple Computer Incorporated+                                       $   282,825
     9,650       Compaq Computer Corporation                                            246,678
     2,400       Hewlett-Packard Company                                                299,700
     6,250       IBM Corporation                                                        684,766
     2,625       Minnesota Mining and Manufacturing Company                             216,563
     6,350       United Technologies Corporation                                        373,856
                                                                                    -----------
                                                                                    $ 2,104,388

                 INSURANCE AGENTS, BROKERS & SERVICE--1.12%
     3,225       Marsh & McLennan Cos. Incorporated                                 $   336,811

                 INSURANCE CARRIERS--8.32%
     9,212       American International Group Incorporated                          $ 1,082,410
    12,350       AXA Financial Incorporated                                             419,900
     4,400       Chubb Corporation                                                      270,600
     1,900       CIGNA Corporation                                                      177,650
     9,750       Hartford Financial Services Group                                      545,391
                                                                                    -----------
                                                                                    $ 2,495,951
                 MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--0.56%
     1,912       General Motors Corporation--Class H+                               $   167,761

                 MISCELLANEOUS MANUFACTURING INDUSTRIES--1.81%
    11,450       Tyco International Limited                                         $   542,444

                 MOTION PICTURES--2.42%
    12,600       AT&T Corporation--Liberty Media Corporation+                       $   305,550
    10,850       Walt Disney Company                                                    421,116
                                                                                    -----------
                                                                                    $   726,666
                 NONDEPOSITORY CREDIT INSTITUTIONS--2.72%
     3,000       Federal Home Loan Mortgage Corporation                             $   121,500
     2,550       Federal National Mortgage Association                                  133,078
    13,500       Household International Incorporated                                   561,094
                                                                                    -----------
                                                                                    $   815,672

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--JUNE 30, 2000

SHARES           SECURITY NAME                                                         VALUE
                 OIL & GAS EXTRACTION--3.51%
     7,400       Anadarko Petroleum Corporation                                     $   364,913
     6,450       Enron Corporation                                                      416,025
     5,100       Transocean Sedco Forex Incorporated+                                   272,531
                                                                                    -----------
                                                                                    $ 1,053,469
                 PAPER & ALLIED PRODUCTS--2.22%
     8,875       Bowater Incorporated                                               $   391,609
     4,750       Kimberly-Clark Corporation                                             272,531
                                                                                    -----------
                                                                                    $   664,140
                 PETROLEUM REFINING & RELATED INDUSTRIES--9.95%
     3,400       Chevron Corporation                                                $   288,363
    13,200       Coastal Corporation                                                    803,550
    14,750       Conoco Incorporated--Class B                                           362,297
    19,477       Exxon Mobil Corporation                                              1,528,944
                                                                                    -----------
                                                                                    $ 2,983,154
                 PRIMARY METAL INDUSTRIES--0.42%
     4,350       Alcoa Incorporated                                                 $   126,150

                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--0.61%
     2,650       Viacom Incorporated--Class A+                                      $   181,194

                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--2.83%
    10,200       Morgan Stanley Dean Witter                                         $   849,150

                 STONE, CLAY, GLASS & CONCRETE PRODUCTS--0.45%
     2,350       Southdown Incorporated                                             $   135,713

                 TECHNOLOGY--1.56%
    11,100       Cypress Semiconductor Corporation+                                 $   468,975

                 TOBACCO PRODUCTS--1.17%
    13,150       Philip Morris Companies Incorporated                               $   349,297

                 TRANSPORTATION EQUIPMENT--3.15%
     3,700       Ford Motor Company                                                 $   159,100
     6,950       General Dynamics Corporation                                           363,138
     2,313       General Motors Corporation                                             134,282
     6,650       TRW Incorporated                                                       288,444
                                                                                    -----------
                                                                                    $   944,964
                 WHOLESALE TRADE-DURABLE GOODS--0.02%
       484       Visteon Corporation+                                               $     5,874

                 TOTAL COMMON STOCK
                 (Cost $26,823,248)                                                 $28,078,128

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--JUNE 30, 2000

                                                                                INTEREST       MATURITY
PRINCIPAL                      SECURITY NAME                                      RATE           DATE            VALUE
                 SHORT-TERM INVESTMENTS--6.34%
$  608,000       Goldman Sachs Pooled Repurchase
                 Agreement-102% Collateralized by U.S.
                 Government Securities                                            6.57%        07/03/00           608,000
 1,294,000       J.P. Morgan Securities Incorporated
                 Repurchase Agreement-102% Collateralized
                 by U.S. Government Securities                                    6.58%        07/03/00         1,294,000

                 TOTAL SHORT-TERM INVESTMENTS
                 (Cost $1,902,000)                                                                            $ 1,902,000

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $28,725,248)*                         99.98%                                           $29,980,128
                 Other Assets and Liabilities, Net            0.02                                                  7,129
                                                             -----                                            -----------
                 TOTAL NET ASSETS                           100.00%                                           $29,987,257
                                                            ======                                            ===========


--------------------------------------------------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:
                 Gross Unrealized Appreciation          $ 2,929,123
                 Gross Unrealized Depreciation           (1,674,243)
                                                        -----------
                 NET UNREALIZED APPRECIATION            $ 1,254,880
                                                        ===========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST GROWTH FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 COMMON STOCK--97.54%
                 APPAREL & ACCESSORY STORES--0.85%
    8,500        Gap Incorporated                                                   $    265,625
   14,000        Kohl's Corporation+                                                     778,750
                                                                                    ------------
                                                                                    $  1,044,375
                 BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS--1.26%
   22,950        Home Depot Incorporated                                            $  1,146,066
    9,750        Lowe's Company Incorporated                                             400,359
                                                                                    ------------
                                                                                    $  1,546,425
                 BUSINESS SERVICES--6.15%
   22,472        America Online Incorporated+                                       $  1,185,398
   16,400        Interpublic Group Companies Incorporated                                705,200
   31,100        Oracle Systems Corporation+                                           2,614,344
   16,164        Sun Microsystems Incorporated+                                        1,469,914
   14,000        Veritas Software Corporation+                                         1,582,218
                                                                                    ------------
                                                                                    $  7,557,074
                 CHEMICALS & ALLIED PRODUCTS--11.20%
   15,751        Abbott Laboratories                                                $    701,904
   15,264        Amgen Incorporated+                                                   1,072,296
   15,000        Clorox Company                                                          672,188
   24,100        Colgate-Palmolive Company                                             1,442,988
    3,250        Genentech Incorporated+                                                 559,000
   22,288        Gillette Company                                                        778,687
   15,388        Lilly (Eli) & Company                                                 1,536,876
   16,067        Merck & Company Incorporated                                          1,231,134
   80,687        Pfizer Incorporated                                                   3,872,975
   14,000        Praxair Incorporated                                                    524,125
   10,472        Procter & Gamble Company                                                599,522
   15,290        Schering-Plough Corporation                                             772,145
                                                                                    ------------
                                                                                    $ 13,763,840
                 COMMUNICATIONS--8.43%
   24,000        360networks Incorporated+                                          $    366,000
   14,223        AT&T Corporation                                                        449,802
   20,800        AT&T Wireless Group+                                                    579,800
   28,276        Bell Atlantic Corporation+                                            1,436,774
   12,000        Clear Channel Communications Incorporated+                              900,000
   24,398        GTE Corporation                                                       1,518,775
    8,400        Nextel Communications Incorporated+                                     513,975
    4,000        NEXTLINK Communications Incorporated+                                   151,750
   15,000        Qwest Communications International Incorporated+                        745,313
   45,652        SBC Communications Incorporated                                       1,974,449
    7,178        Sprint Corporation (FON Group)                                          366,078
   29,500        Worldcom Incorporated+                                             $  1,353,313
                                                                                    ------------
                                                                                    $ 10,356,029
                 COMPUTERS--3.54%
   54,323        Microsoft Corporation+                                             $  4,345,840

WELLS FARGO VARIABLE TRUST GROWTH FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 DOMESTIC DEPOSITORY INSTITUTIONS--4.18%
   37,371        Chase Manhattan Corporation                                        $  1,721,402
   51,507        Citigroup Incorporated                                                3,103,296
    5,000        Fifth Third Bancorp                                                     316,250
                                                                                    ------------
                                                                                    $  5,140,948
                 EATING & DRINKING PLACES--0.50%
   18,500        McDonald's Corporation                                             $    609,344

                 ELECTRIC, GAS & SANITARY SERVICES--2.46%
   46,800        AES Corporation+                                                   $  2,135,250
   14,518        Edison International                                                    297,619
   14,190        Williams Companies Incorporated                                         591,546
                                                                                    ------------
                                                                                    $  3,024,415
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT--16.21%
    2,000        Broadcom Corporation+                                              $    437,875
    9,000        Celestica Incorporated+                                                 446,625
  105,741        General Electric Company                                              5,604,272
   35,576        Intel Corporation                                                     4,756,067
   33,443        Lucent Technologies Incorporated                                      1,981,498
    9,550        Network Appliance Incorporated+                                         768,775
   40,946        Nortel Networks Corporation                                           2,794,565
    2,000        PMC-Sierra Incorporated+                                                355,375
    9,000        Sanmina Corporation+                                                    769,500
   29,154        Texas Instruments Incorporated                                        2,002,515
                                                                                    ------------
                                                                                    $ 19,917,067
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--0.25%
    6,500        Halliburton Company                                                $    306,719

                 FOOD & KINDRED PRODUCTS--2.77%
   13,500        Anheuser-Busch Incorporated                                        $  1,008,281
   28,260        Coca-Cola Company                                                     1,623,184
   17,400        PepsiCo Incorporated                                                    773,213
                                                                                    ------------
                                                                                    $  3,404,678
                 GENERAL MERCHANDISE STORES--3.80%
   30,460        Target Corporation                                                 $  1,766,680
   50,352        Wal-Mart Stores Incorporated                                          2,901,534
                                                                                    ------------
                                                                                    $  4,668,214
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--12.01%
   18,000        Applied Materials Incorporated+                                    $  1,631,250
   99,510        Cisco Systems Incorporated+                                           6,325,104
   38,796        EMC Corporation+                                                      2,984,867
   11,249        Hewlett-Packard Company                                               1,404,719
   20,212        International Business Machines Corporation                           2,214,477
    3,600        Symbol Technologies Incorporated                                        194,400
                                                                                    ------------
                                                                                    $ 14,754,817
                 INSURANCE AGENTS, BROKERS & SERVICE--0.43%
    5,000        Marsh & McLennan Companies Incorporated                            $    522,188

WELLS FARGO VARIABLE TRUST GROWTH FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 INSURANCE CARRIERS--3.12%
   25,564        American International Group Incorporated                          $  3,003,770
   15,000        AXA Financial Incorporated                                              510,000
    9,500        St. Paul Companies Incorporated                                         324,188
                                                                                    ------------
                                                                                    $  3,837,958
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC,
                 MEDICAL & OPTICAL GOODS--2.55%
   19,167        Baxter International Incorporated                                  $  1,347,679
   11,744        Danaher Corporation                                                     580,594
    7,650        JDS Uniphase Corporation+                                               917,044
    5,862        Medtronic Incorporated                                                  292,001
                                                                                    ------------
                                                                                    $  3,137,318

                 MISCELLANEOUS MANUFACTURING INDUSTRIES--1.25%
   32,300        Tyco International Limited                                         $  1,530,213

                 MISCELLANEOUS RETAIL--0.24%
    8,000        Bed Bath & Beyond Incorporated+                                    $    290,000

                 MOTION PICTURES--1.49%
   11,400        Time Warner Incorporated                                           $    866,400
   24,900        Walt Disney Company                                                     966,431
                                                                                    ------------
                                                                                    $  1,832,831
                 NONDEPOSITORY CREDIT INSTITUTIONS--2.20%
   26,169        Federal National Mortgage Association                              $  1,365,695
   32,281        Household International Incorporated                                  1,341,679
                                                                                    ------------
                                                                                    $  2,707,374
                 OIL & GAS EXTRACTION--0.50%
    5,600        Schlumberger Limited                                               $    417,900
    3,761        Transocean Sedco Forex Incorporated+                                    200,978
                                                                                    ------------
                                                                                    $    618,878
                 PAPER & ALLIED PRODUCTS--0.62%
   16,000        International Paper Company                                        $    477,000
    5,000        Kimberly-Clark Corporation                                              286,875
                                                                                    ------------
                                                                                    $    763,875
                 PETROLEUM REFINING & RELATED INDUSTRIES--5.17%
    9,700        Coastal Corporation                                                $    590,488
   10,245        Chevron Corporation                                                     868,904
   23,602        Conoco Incorporated Class B                                             579,724
   40,009        Exxon Mobil Corporation                                               3,140,707
   18,908        Royal Dutch Petroleum Company ADR                                     1,164,023
                                                                                    ------------
                                                                                    $  6,343,846
                 PRIMARY METAL INDUSTRIES--0.90%
   38,000        Alcoa Incorporated                                                 $  1,102,000

                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--0.45%
    8,137        Viacom Incorporated Class B+                                       $    554,842

WELLS FARGO VARIABLE TRUST GROWTH FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--1.44%
   14,967        Charles Schwab Corporation                                         $    503,265
    6,500        Merrill Lynch & Company Incorporated                                    747,500
    6,204        Morgan Stanley Dean Witter & Company                                    516,483
                                                                                    ------------
                                                                                    $  1,767,248
                 STONE, CLAY, GLASS & CONCRETE PRODUCTS--0.44%
    2,000        Corning Incorporated                                               $    539,750

                 TRANSPORTATION EQUIPMENT--1.77%
   44,078        Honeywell International Incorporated                               $  1,484,878
   11,800        United Technologies Corporation                                         694,725
                                                                                    ------------
                                                                                    $  2,179,603
                 WHOLESALE TRADE-DURABLE GOODS--1.36%
   16,373        Johnson & Johnson                                                  $  1,667,999

                 TOTAL COMMON STOCK                                                 $119,835,708
                 (Cost $89,293,890)

                 UNIT INVESTMENT TRUST--1.01%
    8,500        Standard and Poor's Depository Receipts                            $  1,234,891
                 (Cost $1,259,338)

                                                                                INTEREST       MATURITY
PRINCIPAL                                                                         RATE           DATE
                 SHORT-TERM INVESTMENTS--1.21%
$  260,000       Goldman Sachs Repurchase Agreement
                 --102% Collateralized by U.S. Government
                 Securities                                                       6.57%        07/03/00       $    260,000
 1,222,000       J.P. Morgan Securities Repurchase Agreement--102%
                 Collateralized by U.S. Government Securities                     6.58%        07/03/00          1,222,000
                 TOTAL SHORT-TERM INVESTMENTS
                 (Cost $1,482,000)                                                                            $  1,482,000

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $92,035,228)*                         99.76%                                           $122,552,599
                 Other Assets and Liabilities, Net            0.24                                                 300,653
                                                             -----                                            ------------
                 TOTAL NET ASSETS                           100.00%                                           $122,853,252
                                                            ------                                            ------------
                                                            ------                                            ------------

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $ 34,780,581
                  Gross Unrealized Depreciation            (4,263,210)
                                                         ------------
                  NET UNREALIZED APPRECIATION            $ 30,517,371
                                                         ============

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 COMMON STOCK--97.92%
                 BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS--4.87%
    10,600       Fastenal Company                                                   $   536,625
    79,300       Home Depot Incorporated                                              3,960,044
                                                                                    -----------
                                                                                    $ 4,496,669
                 BUSINESS SERVICES--13.02%
    26,100       America Online Incorporated+                                       $ 1,376,775
    24,600       Automatic Data Processing Incorporated                               1,317,638
    14,000       DST Systems Incorporated+                                            1,065,750
    46,900       First Data Corporation                                               2,327,413
    33,700       Fiserv Incorporated+                                                 1,457,525
    92,400       IMS Health Incorporated                                              1,663,200
    26,300       Oracle Corporation+                                                  2,210,843
    19,000       Sungard Data Systems Incorporated+                                     589,000
                                                                                    -----------
                                                                                    $12,008,144
                 CHEMICALS & ALLIED PRODUCTS--6.01%
   115,550       Pfizer Incorporated                                                $ 5,546,400

                 COMPUTERS--5.21%
    60,100       Microsoft Corporation+                                             $ 4,808,000

                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT--16.32%
    61,600       Intel Corporation                                                  $ 8,235,150
    74,700       Nokia Corporation ADR                                                3,730,331
   154,900       Telefonaktiebolaget LM Ericsson Series B ADR                         3,098,000
                                                                                    -----------
                                                                                    $15,063,481
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--3.07%
    67,550       Paychex Incorporated                                               $ 2,837,100

                 FINANCIAL--1.20%
    10,400       State Street Corporation                                           $ 1,103,050

                 FOOD & KINDRED PRODUCTS--1.43%
    23,000       Coca-Cola Company                                                  $ 1,321,063

                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--16.92%
   114,300       Cisco Systems Incorporated+                                        $ 7,265,193
    50,600       EMC Corporation+                                                     3,893,038
   106,450       Solectron Corporation+                                               4,457,594
                                                                                    -----------
                                                                                    $15,615,825
                 INSURANCE CARRIERS--4.61%
    36,250       American International Group Incorporated                          $ 4,259,375

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--5.55%
     6,700       JDS Uniphase Corporation+                                          $   803,162
    86,775       Medtronic Incorporated                                               4,322,480
                                                                                    -----------
                                                                                    $ 5,125,642
                 MISCELLANEOUS RETAIL--2.85%
    38,400       Costco Wholesale Corporation+                                      $ 1,267,200
    88,700       Staples Incorporated+                                                1,363,763
                                                                                    -----------
                                                                                    $ 2,630,963
                 OIL & GAS EXTRACTION--0.75%
     9,300       Schlumberger Limited                                               $   694,013

                 PERSONAL SERVICES--1.63%
    41,100       Cintas Corporation                                                 $ 1,507,856

                 PHARMACEUTICAL PREPARATIONS--1.89%
    22,800       Merck & Company Incorporated                                       $ 1,747,050

                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--11.30%
   134,050       Charles Schwab Corporation                                         $ 4,507,431
    43,175       Goldman Sachs Group Incorporated                                     4,096,228
    42,800       T. Rowe Price                                                        1,819,000
                                                                                    -----------
                                                                                    $10,422,659
                 WHOLESALE TRADE-NONDURABLE GOODS--1.29%
    16,100       Cardinal Health Incorporated                                       $ 1,191,400

                 TOTAL COMMON STOCK
                 (Cost $74,910,587)                                                 $90,378,690

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND--JUNE 30, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 SHORT-TERM INVESTMENTS--4.88%
$4,503,285       Bear Stearns & Company Incorporated Repurchase Agreement
                 --102% Collateralized by U.S. Government Securities              6.86%        7/03/00       $  4,503,285
                 (Cost $4,503,285)

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $79,413,872)*                                            102.80%                      $ 94,881,975
                 Other Assets and Liabilities, Net                               (2.80)                        (2,584,959)
                                                                                ------                       ------------
                 TOTAL NET ASSETS                                               100.00%                      $ 92,297,016
                                                                                ======                       ============

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $ 18,815,085
                  Gross Unrealized Depreciation            (3,346,982)
                                                         ------------
                  NET UNREALIZED APPRECIATION            $ 15,468,103
                                                         ============

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST MONEY MARKET FUND--JUNE 30, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL        SECURITY NAME                                                   RATE           DATE            VALUE
                 CERTIFICATES OF DEPOSIT--5.74%
$1,200,000       ABN Amro Bank Chicago                                           6.72         02/12/01       $  1,199,791
   500,000       Canadian Imperial Bank of Commerce                              6.57         01/29/01            499,892
   500,000       U.S. Bank                                                       6.59         01/16/01            500,000
   200,000       Union Bank of Switzerland                                       6.22         07/18/00            199,937
                                                                                                             ------------
                 TOTAL CERTIFICATES OF DEPOSIT (COST $2,399,620)                                             $  2,399,620

                 COMMERCIAL PAPER--56.58%
   500,000       Ace Overseas Corporation                                      6.99**         12/04/00       $    485,561
 1,000,000       Australia & New Zealand Incorporated                          6.28**         09/07/00            988,852
   700,000       Bank of America Corporation                                   6.47**         08/24/00            693,256
   750,000       Bank of America Corporation                                   6.79**         10/12/00            736,829
 1,600,000       Citicorp                                                      6.59**         07/07/00          1,598,836
 1,500,000       Compass Securitization                                        6.70**         08/08/00          1,490,115
 1,600,000       Conduit Asset Backed Securities Limited                       6.64**         07/17/00          1,595,890
 1,000,000       Halogen Capital Corporation Limited Liability Corporation     6.65**         07/17/00            997,426
   383,000       International Securitization Corporation                      6.61**         07/10/00            382,511
 1,500,000       K2 (USA) Limited Liability Corporation                        6.94**         09/25/00          1,476,270
 1,600,000       Lexington Parker Capital Corporation                          6.59**         07/06/00          1,599,127
   500,000       MOAT Funding Limited Liability Corporation                    6.93**         10/11/00            491,264
   400,000       MOAT Funding Limited Liability Corporation                    6.94**         12/04/00            388,502
   500,000       MOAT Funding Limited Liability Corporation                    6.95**         12/13/00            484,833
   300,000       MOAT Funding Limited Liability Corporation                    6.49**         12/14/00            290,844
 1,500,000       Mont Blanc Capital Corporation                                6.70**         08/04/00          1,491,213
 1,200,000       National Rural Utilities Corporation                          6.28**         09/22/00          1,183,585
 1,600,000       Neptune Funding Corporation                                   6.61**         07/07/00          1,598,830
 1,600,000       Prudential Funding Corporation                                6.58**         07/10/00          1,597,965
   900,000       Salomon Smith Barney Holdings                                 6.78**         08/17/00            892,508
 1,600,000       Sydney Capital Corporation                                    6.68**         08/03/00          1,590,893
 1,600,000       Thames Asset Global Securities                                6.66**         07/18/00          1,595,587
                                                                                                             ------------
                 TOTAL COMMERCIAL PAPER                                                                      $ 23,650,697
                 (Cost $23,650,697)

                 CORPORATE BONDS & NOTES--27.03%
 1,500,000       Bear Stearns Company Incorporated++                             6.73         03/29/01       $  1,500,000
 1,000,000       Beta Finance Incorporated                                       6.15         10/06/00          1,000,000
   500,000       Beta Finance Incorporated                                       6.82         02/15/01            500,000
   900,000       Branch Banking & Trust                                          7.05         05/07/01            897,188
 1,500,000       Comerica Bank++                                                 6.59         01/12/01          1,499,688
   500,000       Commerzbank New York                                            6.77         02/28/01            499,905
 1,500,000       Dorada Finance Incorporated                                     6.77         03/15/01          1,500,000
   400,000       First USA Bank                                                  5.99         09/21/00            399,974
 1,500,000       J.P. Morgan & Company Incorporated++                            6.64         03/16/01          1,500,000
 1,500,000       Morgan Stanley Dean Witter++                                    6.63         03/16/01          1,500,000
   500,000       Salomon Smith Barney                                            6.70         07/05/00            500,018
                                                                                                             ------------
                 TOTAL CORPORATE BONDS & NOTES                                                               $ 11,296,773
                 (Cost $11,296,773)

WELLS FARGO VARIABLE TRUST MONEY MARKET FUND--JUNE 30, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL        SECURITY NAME                                                   RATE           DATE            VALUE
                 REPURCHASE AGREEMENTS--2.39%
$1,000,000       Goldman Sachs & Company--102% Collateralized
                 by U.S. Government Securities (Cost $1,000,000)                 7.05%        07/03/00       $  1,000,000
                 TIME DEPOSITS--7.86%
 1,783,231       Allied Irish Bank PLC                                           7.00%        07/03/00       $  1,783,231
 1,500,000       Banque Bruxelles Lambert London Branch                          6.84%        07/05/00          1,500,000
                                                                                                             ------------
                 TOTAL TIME DEPOSITS                                                                         $  3,283,231
                 (Cost $3,283,231)

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $41,630,321)*                       99.60%                                             $41,630,321
                 Other Assets and Liabilities, Net          0.40                                                  165,550
                                                          ------                                              -----------
                 TOTAL NET ASSETS                         100.00%                                             $41,795,871
                                                          ======                                              ===========

--------------------------------------------------------------------------------
++ Variable rate securities.
** Yield to maturity.
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 COMMON STOCK--96.38%
                 BUSINESS SERVICES--27.68%
     8,850       Active Software Incorporated+                                      $   687,534
     6,818       Administaff Incorporated+                                              432,943
     6,711       Agile Software Corporation+                                            474,384
     8,559       Alteon Websystems Incorporated+                                        856,435
     8,300       AppNet Incorporated+                                                   298,800
     7,911       Art Technology Group Incorporated+                                     798,516
       950       Breakaway Solutions Incorporated+                                       25,650
     4,125       CacheFlow Incorporated+                                                253,945
     6,800       Click Commerce Incorporated+                                           153,850
     3,350       Digital Island Incorporated+                                           162,894
     1,441       E.piphany Incorporated+                                                154,457
    19,225       eFunds Corporation+                                                    223,491
     8,323       Entrust Technologies Incorporated+                                     688,728
    10,007       Getty Images Incorporated+                                             370,884
       300       Inforte Corporation+                                                    10,800
     4,316       ISS Group Incorporated+                                                426,138
       850       Manugistics Group Incorporated+                                         39,738
    10,156       MatrixOne Incorporated+                                                412,587
        26       Mercator Software Incorporated+                                          1,788
     4,375       Mercury Interactive Corporation+                                       423,281
     8,897       Metasolv Software Incorporated+                                        391,468
     3,362       Micromuse Incorporated+                                                556,358
    11,381       Net Perceptions Incorporated+                                          180,673
       209       net.Genesis Corporation+                                                 3,775
     5,648       NetIQ Corporation+                                                     336,762
     1,000       Predictive Systems Incorporated+                                        35,937
       200       StorageNetworks Incorporated+                                           18,050
    12,893       TeleTech Holdings Incorporated+                                        400,489
    13,290       Verticalnet Incorporated+                                              490,899
    11,442       Viant Corporation+                                                     338,970
    15,760       Vignette Corporation+                                                  819,766
                                                                                    -----------
                                                                                    $10,469,990
                 CHEMICALS & ALLIED PRODUCTS--9.70%
     2,175       Abgenix Incorporated+                                              $   260,694
     3,604       Alkermes Incorporated+                                                 169,839
     7,549       Alpharma Incorporated                                                  469,925
     6,801       Cambrex Corporation                                                    306,045
     4,754       Cubist Pharmaceuticals Incorporated+                                   234,135
    16,788       First Horizon Pharmaceutical Corporation+                              163,683
     2,080       Gilead Sciences Incorporated+                                          147,940
     2,465       Incyte Genomics Incorporated+                                          202,592
     8,706       Jones Pharma Incorporated                                              347,696
    15,057       King Pharmaceuticals Incorporated+                                     660,626
     8,446       Medicis Pharmaceutical Corporation+                                    481,422
     2,589       Pharmacyclics Incorporated+                                            157,929
     1,288       Shire Pharmaceuticals Group PLC+                                        66,815
                                                                                    -----------
                                                                                    $ 3,669,341

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 COMMUNICATIONS--8.53%
     2,979       AirGate PCS Incorporated+                                          $   156,584
     8,035       Allied Riser Communications Corporation+                               113,494
     8,097       Dobson Communications Corporation+                                     155,867
     4,000       DSP Group Incorporated+                                                224,000
     9,316       Entercom Communications Corporation+                                   454,155
    14,290       Globix Corporation+                                                    418,876
     4,859       Illuminet Holdings Incorporated+                                       247,202
     3,868       Intermedia Communications Inc+                                         115,073
     3,496       ITXC Corporation+                                                      123,780
     5,520       MasTec Incorporated+                                                   210,795
     3,448       MGC Communications Incorporated+                                       206,681
     5,945       SBA Communications Corporation+                                        308,768
    11,164       True North Communications Incorporated                                 491,216
                                                                                    -----------
                                                                                    $ 3,226,491
                 DEPOSITORY INSTITUTIONS--2.20%
     4,750       Investors Financial Services Corporation                           $   188,516
    15,115       Silicon Valley Bancshares+                                             644,277
                                                                                    -----------
                                                                                    $   832,793
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--15.21%
     4,524       Advanced Fibre Communications Incorporated+                        $   204,994
     5,601       Ancor Communications Incorporated+                                     200,323
     4,874       Burr-Brown Corporation+                                                422,515
     1,948       Capstone Turbine Corporation+                                           87,782
     9,625       CTC Communications Group Incorporated+                                 346,500
     7,731       Cypress Semiconductor Corporation+                                     326,635
        25       DDI Corporation+                                                           713
     4,291       Digital Lightwave Incorporated+                                        431,245
     5,660       Digital Microwave Corporation+                                         215,787
    15,567       International FiberCom Incorporated+                                   396,959
       579       Manufacturers Services Limited+                                         11,906
    14,090       Micrel Incorporated+                                                   612,034
     4,307       Netro Corporation+                                                     247,114
     8,224       PLX Technology Incorporated+                                           341,296
     3,711       Semtech Corporation+                                                   283,834
     2,350       Stratos Lightwave Incorporated+                                         65,506
     2,567       Technitrol Incorporated                                                248,678
     6,527       Terayon Communication Systems Incorporated+                            419,258
     2,102       Transwitch Corporation+                                                162,248
    10,546       Tut Systems Incorporated+                                              605,077
     7,612       Viasystems Group Incorporated+                                         123,219
                                                                                    -----------
                                                                                    $ 5,753,623

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--5.01%
     1,508       Affymetrix Incorporated+                                           $   249,008
     4,555       Cephalon Incorporated+                                                 272,731
    10,051       Diamond Technology Partners Incorporated+                              884,488
     4,366       Millennium Pharmaceuticals Incorporated+                               488,446
                                                                                    -----------
                                                                                    $ 1,894,673
                 GENERAL MERCHANDISE STORES--1.80%
    11,162       99 Cents Only Stores+                                              $   445,085
     7,113       BJ's Wholesale Club Incorporated+                                      234,729
                                                                                    -----------
                                                                                    $   679,814
                 HEALTH SERVICES--1.25%
     3,544       Human Genome Science Incorporated+                                 $   472,681

                 HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES--0.42%
     5,842       Linens 'N Things Incorporated+                                     $   158,464

                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--4.44%
     2,500       Advanced Digital Information Corporated+                           $    39,844
     7,975       Asyst Technologies Incorporated+                                       273,143
     7,305       Infocus Corporation+                                                   235,130
    11,528       Media 100 Incorporated+                                                296,846
     4,694       PRI Automation Incorporated+                                           306,943
     8,632       SanDisk Corporation+                                                   528,171
                                                                                    -----------
                                                                                    $ 1,680,077

                 INSURANCE AGENTS, BROKERS & SERVICE--0.93%
     8,338       Arthur J. Gallagher & Corporation                                  $   350,196

                 INSURANCE CARRIERS--0.59%
     9,425       Oxford Health Plans Incorporated+                                  $   224,433

                 MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--2.63%
       625       Anaren Microwave Incorporated+                                     $    82,021
     3,591       Aspect Medical Systems Incorporated+                                    96,957
     2,251       Cerus Corporation+                                                     115,223
       750       ClickSoftware Technologies Limited+                                      5,250
       200       Exfo Electro-Optical Engineering Incorporated+                           8,775
       992       Keithley Instruments Incorporated                                       86,428
     4,754       Newport Corporation                                                    510,461
       972       Zygo Corporation+                                                       88,270
                                                                                    -----------
                                                                                    $   993,385
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.69%
    12,095       Yankee Candle Company Incorporated+                                $   261,554

                 MISCELLANEOUS RETAIL--1.70%
     8,446       Michaels Stores Incorporated+                                      $   386,932
    13,054       Petco Animal Supplies Incorporated+                                    256,185
                                                                                    -----------
                                                                                    $   643,117

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--JUNE 30, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 NONDEPOSITORY CREDIT INSTITUTIONS--2.34%
    12,487       AmeriCredit Corporation+                                           $   212,279
     8,385       CompuCredit Corporation+                                               251,550
    16,780       Metris Companies Incorporated                                          421,598
                                                                                    -----------
                                                                                    $   885,427
                 OIL & GAS EXTRACTION--4.01%
     6,707       Helmerich & Payne Incorporated                                     $   250,674
    14,614       Louis Dreyfus Natural Gas Corporation+                                 457,601
    13,354       Marine Drilling Corporation Incorporated+                              373,912
     5,692       Newfield Exploration Corporation+                                      222,700
     3,183       OSCA Incorporated+                                                      53,713
       975       Syntroleum Corporation+                                                 16,697
     3,528       UTI Energy Corporation+                                                141,561
                                                                                    -----------
                                                                                    $ 1,516,858
                 PETROLEUM REFINING & RELATED INDUSTRIES--1.01%
    12,065       Valero Energy Corporation                                          $   383,064

                 PRIMARY METAL INDUSTRIES--1.25%
    11,552       CommScope Incorporated+                                            $   473,632

                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--0.78%
     7,377       SEI Investments Corporation                                        $   293,697

                 TRANSPORTATION SERVICES--1.11%
     8,507       C.H. Robinson Worldwide Incorporated                               $   421,097

                 WHOLESALE TRADE--DURABLE GOODS--2.50%
    10,081       ACT Manufacturing Incorporated+                                    $   468,136
     5,186       Insight Enterprises Incorporated+                                      307,595
     5,749       Kent Electronics Corporation+                                          171,392
                                                                                    -----------
                                                                                    $   947,123
                 WHOLESALE TRADE--NONDURABLE GOODS--0.60%
     6,876       National-Oilwell Incorporated+                                     $   226,049

                 TOTAL COMMON STOCK
                 (Cost $31,920,006)                                                 $36,457,579

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--JUNE 30, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL        SECURITY NAME                                                   RATE           DATE            VALUE
                 REPURCHASE AGREEMENTS--6.84%
$2,588,572       Bear Stearns and Company Repurchase Agreement
                 --102% Collateralized by U.S. Government Securities
                 (Cost $2,588,572)                                                6.86%       07/03/00       $  2,588,572

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $34,508,578)*                    103.22%                                               $39,046,151
                 Other Assets and Liabilities, Net       (3.22)                                               (1,218,641)
                                                        ------                                                -----------
                 TOTAL NET ASSETS                       100.00%                                               $37,827,510
                                                        ======                                                ===========

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $6,457,091
                  Gross Unrealized Depreciation          (1,919,518)
                                                         ----------
                  NET UNREALIZED APPRECIATION            $4,537,573
                                                         ==========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 2000 (UNAUDITED)

                                                                                                                     Large
                                             Asset     Corporate         Equity        Equity                      Company
                                        Allocation          Bond         Income         Value         Growth        Growth
                                              Fund          Fund           Fund          Fund           Fund          Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
   In securities, at market value
     (see cost below)                 $259,206,886   $70,074,409   $107,211,022   $29,980,128   $122,552,599   $94,881,975
 Cash                                        5,798         5,274              0         3,812          3,882             0
 Receivable for dividends, interest
   and other receivables                 1,791,117     1,245,741        220,219        26,378         48,608        24,646
 Receivable for investments sold            15,456             0              0             0      1,622,087             0
 Receivable for Fund shares issued          85,300        29,856         64,712        45,961          7,545       201,102
 Receivable from investment advisor
   and affiliates                                0             0              0             0              0             0
 Variation margin on futures
   contracts                                42,925             0              0             0              0             0
 Prepaid expenses and other assets               0             0            371             0              0             0
TOTAL ASSETS                           261,147,482    71,355,280    107,496,324    30,056,279    124,234,721    95,107,723
LIABILITIES
 Payable for investments purchased         132,098             0              0             0        532,855     2,644,634
 Dividends payable                               0             0              0             0              0             0
 Payable for Fund shares redeemed              741       796,698         23,657            78        691,610        14,621
 Payable to investment advisor and
   affiliates                              130,502        16,749         52,598         4,139         53,043        22,490
 Payable to other related parties          119,722        36,205         32,017        28,022         58,531        87,327
 Due to custodian                                0             0             18             0              0             0
 Accrued expenses and other
   liabilities                              29,219        59,926         10,716        36,783         45,430        41,635
 Unrealized depreciation on forward
   foreign currency contracts                    0        43,302              0             0              0             0
TOTAL LIABILITIES                          412,282       952,880        119,006        69,022      1,381,469     2,810,707
TOTAL NET ASSETS                      $260,735,200   $70,402,400   $107,377,318   $29,987,257   $122,853,252   $92,297,016
NET ASSETS CONSIST OF:
 Paid-in capital                      $224,337,114   $72,167,042   $ 94,228,060   $31,525,545   $ 79,369,497   $77,086,745
 Undistributed (overdistributed) net
   investment income                        85,188        18,058         29,231         4,519          1,712      (142,145)
 Undistributed net realized gain
   (loss) on investments                11,258,633    (1,222,307)     5,769,366    (2,797,687)    12,964,672      (115,687)
 Net unrealized appreciation
   (depreciation) of investments        25,181,340      (517,218)     7,350,661     1,254,880     30,517,371    15,468,103
 Net unrealized appreciation
   (depreciation) of foreign
   currency                                      0       (43,175)             0             0              0             0
 Net unrealized appreciation
   (depreciation) of futures
   contracts                              (127,075)            0              0             0              0             0
TOTAL NET ASSETS                      $260,735,200   $70,402,400   $107,377,318   $29,987,257   $122,853,252   $92,297,016
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE
Net assets                            $260,735,200   $70,402,400   $107,377,318   $29,987,257   $122,853,252   $92,297,016
Shares outstanding                      17,586,315     7,221,067      6,617,968     3,342,859      5,106,583     7,027,261
Net asset value and offering price          $14.83         $9.75         $16.23         $8.97         $24.06        $13.13
INVESTMENTS AT COST                   $234,025,546   $70,591,627   $ 99,860,361   $28,725,248   $ 92,035,228   $79,413,872
--------------------------------------------------------------------------------------------------------------------------


                                            Money     Small Cap
                                           Market        Growth
                                             Fund          Fund
ASSETS
Investments:
   In securities, at market value
     (see cost below)                 $41,630,321   $39,046,151
 Cash                                           0             0
 Receivable for dividends, interest
   and other receivables                  240,900         6,149
 Receivable for investments sold                0     1,164,738
 Receivable for Fund shares issued              0        24,665
 Receivable from investment advisor
   and affiliates                               0         8,942
 Variation margin on futures
   contracts                                    0             0
 Prepaid expenses and other assets              0             0
TOTAL ASSETS                           41,871,221    40,250,645
LIABILITIES
 Payable for investments purchased              0     2,168,764
 Dividends payable                         13,567             0
 Payable for Fund shares redeemed               0        47,503
 Payable to investment advisor and
   affiliates                              18,882             0
 Payable to other related parties          16,762        84,276
 Due to custodian                               0             0
 Accrued expenses and other
   liabilities                             26,139       122,592
 Unrealized depreciation on forward
   foreign currency contracts                   0             0
TOTAL LIABILITIES                          75,350     2,423,135
TOTAL NET ASSETS                      $41,795,871   $37,827,510
NET ASSETS CONSIST OF:
 Paid-in capital                      $41,796,262   $28,164,848
 Undistributed (overdistributed) net
   investment income                            0       (99,320)
 Undistributed net realized gain
   (loss) on investments                     (391)    5,224,409
 Net unrealized appreciation
   (depreciation) of investments                0     4,537,573
 Net unrealized appreciation
   (depreciation) of foreign
   currency                                     0             0
 Net unrealized appreciation
   (depreciation) of futures
   contracts                                    0             0
TOTAL NET ASSETS                      $41,795,871   $37,827,510
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE
Net assets                            $41,795,871   $37,827,510
Shares outstanding                     41,796,296     1,933,537
Net asset value and offering price          $1.00        $19.56
INVESTMENTS AT COST                   $41,630,321   $34,508,578
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                                                                       Large
                                                 Asset     Corporate         Equity        Equity                    Company
                                            Allocation          Bond         Income         Value        Growth       Growth
                                                  Fund          Fund           Fund          Fund          Fund         Fund
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                  $  824,810   $         0   $  1,105,481   $   192,124   $   491,590   $  122,933
 Interest                                    3,349,490     2,656,121         45,864        58,239       121,970      107,982
TOTAL INVESTMENT INCOME                      4,174,300     2,656,121      1,151,345       250,363       613,560      230,915
EXPENSES
 Advisory fees                                 681,939       158,779        302,728        75,975       336,258      205,326
 Administration fees                           185,983        52,926         82,562        20,720        91,706       55,998
 Portfolio accounting fees                      42,156        34,579         30,823        37,987        33,626       58,985
 Custody                                             0         7,057         11,008         2,763        12,228        7,466
 Transfer agent                                114,070        63,829         53,941        23,483        89,261       68,318
 Distribution fees                             309,972        88,210        137,604        34,534       152,844       93,330
 Legal and audit fees                           39,358        21,253         12,434        12,082        26,225       15,230
 Registration fees                               1,831             0              0         2,506           584            0
 Directors' fees                                 2,809         2,809          2,809         2,809         2,809        2,809
 Shareholder reports                             7,157         1,664          4,925         1,461         3,345        9,867
 Other                                          10,818         9,535          8,311         2,026         4,190       16,632
TOTAL EXPENSES                               1,396,093       440,641        647,145       216,346       753,076      533,961
Less: Waived fees and reimbursed expenses     (156,226)     (123,107)       (95,772)      (78,047)     (141,228)    (160,901)
Net Expenses                                 1,239,867       317,534        551,373       138,299       611,848      373,060
NET INVESTMENT INCOME (LOSS)                 2,934,433     2,338,587        599,972       112,064         1,712     (142,145)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) from:
 Securities                                  4,004,597    (1,220,178)     3,897,947    (1,164,109)    2,399,961      (32,264)
 Foreign currency                                    0        67,423              0             0             0            0
 Financial futures contracts                    43,748             0              0             0             0            0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS    4,048,345    (1,152,755)     3,897,947    (1,164,109)    2,399,961      (32,264)
Net Change in Unrealized Appreciation
 (Depreciation) of:
 Securities                                  3,101,674       661,946    (10,523,030)      243,198    (2,763,254)   7,261,843
 Foreign currency                                    0       (47,633)             0             0             0            0
 Financial futures contracts                  (199,200)            0              0             0             0            0
Net Change in Unrealized Appreciation
 (Depreciation) of Investments               2,902,474       614,313    (10,523,030)      243,198    (2,763,254)   7,261,843
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                 6,950,819      (538,442)    (6,625,083)     (920,911)     (363,293)   7,229,579
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $9,885,252   $ 1,800,145   $ (6,025,111)  $  (808,847)  $  (361,581)  $7,087,434
----------------------------------------------------------------------------------------------------------------------------


                                                 Money    Small Cap
                                                Market       Growth
                                                  Fund         Fund
------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                  $        0   $   17,583
 Interest                                    1,229,041       69,586
TOTAL INVESTMENT INCOME                      1,229,041       87,169
EXPENSES
 Advisory fees                                  78,839      116,777
 Administration fees                            29,564       23,356
 Portfolio accounting fees                      37,054       69,288
 Custody                                         3,942        3,114
 Transfer agent                                 13,797       47,645
 Distribution fees                                   0       38,926
 Legal and audit fees                            9,804       18,066
 Registration fees                                 224            0
 Directors' fees                                 2,809        2,809
 Shareholder reports                               643       10,080
 Other                                             324       44,984
TOTAL EXPENSES                                 177,000      375,045
Less: Waived fees and reimbursed expenses       (9,461)    (188,556)
Net Expenses                                   167,539      186,489
NET INVESTMENT INCOME (LOSS)                 1,061,502      (99,320)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) from:
 Securities                                       (391)   4,248,235
 Foreign currency                                    0            0
 Financial futures contracts                         0            0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS         (391)   4,248,235
Net Change in Unrealized Appreciation
 (Depreciation) of:
 Securities                                          0   (2,357,393)
 Foreign currency                                    0            0
 Financial futures contracts                         0            0
Net Change in Unrealized Appreciation
 (Depreciation) of Investments                       0   (2,357,393)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                      (391)   1,890,842
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $1,061,111   $1,791,522
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                             Asset Allocation Fund                 Corporate Bond Fund
                                     -----------------------------   ---------------------------------
                                       (Unaudited)                     (Unaudited)                From
                                           For the                         For the      Sept. 20, 1999
                                        Six Months         For the      Six Months       (commencement
                                             Ended      Year Ended           Ended   of operations) to
                                     June 30, 2000   Dec. 31, 1999   June 30, 2000       Dec. 31, 1999
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                 $240,670,990    $156,240,933     $68,423,018       $         0
Operations:
 Net investment income (loss)           2,934,433       4,046,849       2,338,587         1,146,179
 Net realized gain (loss) on sale
   of investments and foreign
   currency                             4,048,345       7,407,467      (1,152,755)         (51,484)
 Net change in unrealized
   appreciation (depreciation) of
   investments and translation of
   foreign currency                     2,902,474       6,276,920         614,313       (1,174,706)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS        9,885,252      17,731,236       1,800,145          (80,011)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                 (2,986,255)     (3,909,839)     (2,338,587)      (1,146,189)
 Net realized gain on sale of
   investments                                  0        (200,663)              0                 0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold             17,291,669      71,043,067       8,398,752        70,873,232
 Reinvestment of dividends              2,986,255       4,579,771       2,362,957         1,121,820
 Cost of shares redeemed               (7,112,711)     (4,813,515)     (8,243,885)      (2,345,834)
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS                    13,165,213      70,809,323       2,517,824        69,649,218
NET INCREASE (DECREASE) IN NET
 ASSETS                                20,064,210      84,430,057       1,979,382        68,423,018
NET ASSETS:
 ENDING NET ASSETS                   $260,735,200    $240,670,990     $70,402,400       $68,423,018
SHARE ISSUED AND REDEEMED:
 Shares sold                            1,187,379       5,092,781         858,275         7,089,778
 Shares issued in reinvestment of
   dividends                              199,016         329,334         242,387           113,155
 Shares redeemed                         (488,756)       (351,542)       (846,281)        (236,247)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                              897,639       5,070,573         254,381         6,966,686
Ending balance of undistributed
 (overdistributed) net investment
 income                              $     85,188    $    137,010     $    18,058       $    18,058
------------------------------------------------------------------------------------------------------

                                                Equity Income Fund               Equity Value Fund
                                     -----------------------------   -----------------------------
                                       (Unaudited)                     (Unaudited)
                                           For the                         For the
                                        Six Months         For the      Six Months         For the
                                             Ended      Year Ended           Ended      Year Ended
                                     June 30, 2000   Dec. 31, 1999   June 30, 2000   Dec. 31, 1999
-----------------------------------  -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                 $127,793,479    $ 86,068,731     $26,567,053     $11,071,528
Operations:
 Net investment income (loss)             599,972       1,272,083         112,064         191,302
 Net realized gain (loss) on sale
   of investments and foreign
   currency                             3,897,947       1,883,661      (1,164,109)     (1,551,864)
 Net change in unrealized
   appreciation (depreciation) of
   investments and translation of
   foreign currency                   (10,523,030)      3,863,205         243,198         569,740
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS       (6,025,111)      7,018,949        (808,847)       (790,822)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                   (570,741)     (1,284,267)       (112,313)       (186,534)
 Net realized gain on sale of
   investments                                  0               0               0               0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold              6,699,531      38,101,683       9,534,292      19,315,350
 Reinvestment of dividends                570,741       1,284,267         112,313         213,190
 Cost of shares redeemed              (21,090,581)     (3,395,884)     (5,305,241)     (3,055,659)
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS                   (13,820,309)     35,990,066       4,341,364      16,472,881
NET INCREASE (DECREASE) IN NET
 ASSETS                               (20,416,161)     41,724,748       3,420,204      15,495,525
NET ASSETS:
 ENDING NET ASSETS                   $107,377,318    $127,793,479     $29,987,257     $26,567,053
SHARE ISSUED AND REDEEMED:
 Shares sold                              408,759       2,229,286       1,041,405       2,010,909
 Shares issued in reinvestment of
   dividends                               34,947          75,691          12,127          22,806
 Shares redeemed                       (1,303,739)       (205,745)       (588,132)       (315,799)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                             (860,033)      2,099,232         465,400       1,717,916
Ending balance of undistributed
 (overdistributed) net investment
 income                              $     29,231    $          0     $     4,519     $     4,768
------------------------------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $2,616,673 and "Shares sold" includes 239,403 as a result of the consolidation of the Life & Annuity Trust Strategic Growth Fund.

The accompanying notes are an integral part of these financial statements.

WELL'S FARGO VARIABLE TRUST STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Large Company
                                                      Growth Fund                         Growth Fund
                                    -----------------------------   ---------------------------------
                                      (Unaudited)                     (Unaudited)                From
                                          For the                         For the      Sept. 20, 1999
                                       Six Months         For the      Six Months       (commencement
                                            Ended      Year Ended           Ended   of operations) to
                                    June 30, 2000   Dec. 31, 1999   June 30, 2000       Dec. 31, 1999
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                $128,495,431    $100,926,722     $50,988,017       $         0
Operations:
 Net investment income (loss)              1,712         123,795        (142,145)          (55,690)
 Net realized gain (loss) on sale
   of investments and foreign
   currency                            2,399,961      10,638,775         (32,264)          (83,423)
 Net change in unrealized
   appreciation (depreciation) of
   investments and translation of
   foreign currency                   (2,763,254)     10,407,812       7,261,843         8,206,260
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS        (361,581)     21,170,382       7,087,434         8,067,147
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income                         0        (143,726)              0                 0
 Net realized gain on sale of
   investments                                 0               0               0                 0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold             3,585,941      13,327,810      36,094,113        44,008,193
 Reinvestment of dividends                     0         178,395               0                 0
 Cost of shares redeemed              (8,866,539)     (6,964,151)     (1,872,548)       (1,087,323)
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS                   (5,280,598)      6,542,054      34,221,565        42,920,870
NET INCREASE (DECREASE) IN NET
 ASSETS                               (5,642,179)     27,568,710      41,308,999        50,988,017
NET ASSETS:
 ENDING NET ASSETS                  $122,853,252    $128,495,431     $92,297,016       $50,988,017
SHARE ISSUED AND REDEEMED:
 Shares sold                             150,368         612,846       2,935,817         4,344,118
 Shares issued in reinvestment of
   dividends                                   0           8,405               0                 0
 Shares redeemed                        (374,678)       (325,078)       (148,119)         (104,555)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                            (224,310)        296,173       2,787,698         4,239,563
Ending balance of undistributed
 (overdistributed) net investment
 income                             $      1,712    $          0     $  (142,145)      $         0
-----------------------------------------------------------------------------------------------------


                                                Money Market Fund              Small Cap Growth Fund
                                    -----------------------------   --------------------------------
                                      (Unaudited)                     (Unaudited)
                                          For the                         For the
                                       Six Months         For the      Six Months            For the
                                            Ended      Year Ended           Ended         Year Ended
                                    June 30, 2000   Dec. 31, 1999   June 30, 2000   Dec. 31, 1999(1)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                $ 42,163,569    $ 26,318,825    $ 23,818,991      $13,294,779
Operations:
 Net investment income (loss)          1,061,502       1,483,105         (99,320)         (49,877)
 Net realized gain (loss) on sale
   of investments and foreign
   currency                                 (391)             11       4,248,235        4,402,871
 Net change in unrealized
   appreciation (depreciation) of
   investments and translation of
   foreign currency                            0               0      (2,357,393)       5,150,330
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS       1,061,111       1,483,116       1,791,522        9,503,324
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income                (1,061,502)     (1,483,116)              0                0
 Net realized gain on sale of
   investments                                 0               0               0                0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold            26,633,680      49,943,149      16,061,845        4,726,759
 Reinvestment of dividends             1,059,716       1,389,785               0                0
 Cost of shares redeemed             (28,060,703)    (35,488,190)     (3,844,848)      (3,705,871)
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS                     (367,307)     15,844,744      12,216,997        1,020,888
NET INCREASE (DECREASE) IN NET
 ASSETS                                 (367,698)     15,844,744      14,008,519       10,524,212
NET ASSETS:
 ENDING NET ASSETS                  $ 41,795,871    $ 42,163,569    $ 37,827,510      $23,818,991
SHARE ISSUED AND REDEEMED:
 Shares sold                          26,633,680      49,943,177         818,168          413,588
 Shares issued in reinvestment of
   dividends                           1,059,716       1,389,786               0                0
 Shares redeemed                     (28,060,703)    (35,488,190)       (201,253)        (318,587)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                            (367,307)     15,844,773         616,915           95,001
Ending balance of undistributed
 (overdistributed) net investment
 income                             $          0    $          0    $    (99,320)     $         0
-----------------------------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $2,616,673 and "Shares sold" includes 239,403 as a result of the consolidation of the Life & Annuity Trust Strategic Growth Fund.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                                            Asset Allocation Fund
                                                              -------------------------------------------------------------------
                                                                  Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,
                                                                     2000          1999          1998          1997          1996
                                                               to June 30   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,
                                                                     2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE                            $  14.42      $  13.45      $  11.99       $ 11.42       $ 11.27
  Net investment income (loss)                                     0.17          0.27          0.34          0.60          0.56
  Net realized and unrealized gain (loss) on investments           0.41          0.97          2.60          1.73          0.69
  Dividends from net investment income                            (0.17)        (0.26)        (0.34)        (0.60)        (0.56)
  Distributions from net realized gains                            0.00         (0.01)        (1.14)        (1.16)        (0.54)
  Return of capital                                                0.00          0.00          0.00          0.00          0.00
                                                               --------      --------      --------       -------       -------
ENDING NET ASSET VALUE PER SHARE                               $  14.83      $  14.42      $  13.45       $ 11.99       $ 11.42
                                                               ========      ========      ========       =======       =======
RATIO TO AVERAGE NET ASSETS (ANNUALIZED):
  Net investment income (loss)                                    2.36%         2.05%         2.62%         5.20%         5.34%
  Net expenses                                                    1.00%         0.97%         0.92%         0.80%         0.69%
  Gross expenses(1)                                               1.12%         1.17%         1.11%         0.85%         0.80%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                   4.04%         9.33%        25.26%        20.88%        11.46%
Portfolio turnover rate                                             25%           30%           29%          156%            4%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S OMITTED)                    $260,735      $240,671      $156,241       $86,506       $51,797
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                  Corporate
                                                  Bond Fund                                                    Equity Income Fund
                                  -------------------------   -------------------------------------------------------------------
                                      Jan. 1,      Sept. 20       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,        May 6,
                                         2000       1999(3)          2000          1999          1998          1997       1996(3)
                                  to June 30,   to Dec. 31,   to June 30,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,
                                         2000          1999          2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER
  SHARE                             $  9.82       $ 10.00      $  17.09      $  16.00       $ 13.68       $ 10.91       $10.00
  Net investment income (loss)         0.32          0.16          0.09          0.17          0.18          0.14         0.08
  Net realized and unrealized
    gain (loss) on investments        (0.07)        (0.18)        (0.86)         1.09          2.34          2.79         0.92
  Dividends from net investment
    income                            (0.32)        (0.16)        (0.09)        (0.17)        (0.18)        (0.14)       (0.08)
  Distributions from net
    realized gains                     0.00          0.00          0.00          0.00         (0.02)        (0.02)       (0.01)
  Return of capital                    0.00          0.00          0.00          0.00          0.00          0.00         0.00
                                    -------       -------      --------      --------       -------       -------       ------
ENDING NET ASSET VALUE PER SHARE    $  9.75       $  9.82      $  16.23      $  17.09       $ 16.00       $ 13.68       $10.91
                                    =======       =======      ========      ========       =======       =======       ======
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income (loss)        6.61%         5.87%         1.09%         1.16%         1.47%         1.85%        2.31%
  Net expenses                        0.90%         0.90%         1.00%         0.86%         0.80%         0.80%        0.80%
  Gross expenses(1)                   1.25%         1.25%         1.17%         1.12%         1.10%         1.34%        2.51%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                       2.60%        (0.16%)       (4.53%)        7.90%        18.42%        26.90%        9.95%
Portfolio turnover rate                 65%           59%            3%            5%            2%            3%           4%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                   $70,402       $68,423      $107,377      $127,793       $86,069       $39,888       $9,415
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                           Equity Value Fund                               Growth Fund
                                     ---------------------------------------   ---------------------------------------
                                         Jan. 1,       Jan. 1,        May 1,       Jan. 1,       Jan. 1,       Jan. 1,
                                            2000          1999       1998(3)          2000          1999          1998
                                     to June 30,   to Dec. 31,   to Dec. 31,   to June 30,   to Dec. 31,   to Dec. 31,
                                            2000          1999          1998          2000          1999          1998
----------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE    $  9.23       $  9.55       $ 10.00      $  24.10      $  20.05      $  16.79
  Net investment income (loss)            0.04          0.08          0.07          0.00          0.02          0.09
  Net realized and unrealized gain
    (loss) on investments                (0.26)        (0.32)        (0.45)        (0.04)         4.06          4.65
  Dividends from net investment
    income                               (0.04)        (0.08)        (0.07)         0.00         (0.03)        (0.09)
  Distributions from net realized
    gains                                 0.00          0.00          0.00          0.00          0.00         (1.39)
  Return of capital                       0.00          0.00          0.00          0.00          0.00          0.00
                                       -------       -------       -------      --------      --------      --------
ENDING NET ASSET VALUE PER SHARE       $  8.97       $  9.23       $  9.55      $  24.06      $  24.10      $  20.05
                                       =======       =======       =======      ========      ========      ========
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income (loss)           0.81%         0.96%         1.54%         0.00%         0.11%         0.51%
  Net expenses                           1.00%         1.06%         1.09%         1.00%         1.07%         1.04%
  Gross expenses(1)                      1.56%         1.53%         2.52%         1.23%         1.27%         1.18%
----------------------------------------------------------------------------------------------------------------------
Total Return(2)                         (2.44%)       (2.48%)       (3.76%)       (0.17%)       20.41%        28.81%
Portfolio turnover rate                    65%          139%           27%           23%           54%           69%
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                             $29,987       $26,567       $11,072      $122,853      $128,495      $100,927
----------------------------------------------------------------------------------------------------------------------

                                                   Growth Fund
                                     -------------------------
                                         Jan. 1,       Jan. 1,
                                            1997          1996
                                     to Dec. 31,   to Dec. 31,
                                            1997          1996
BEGINNING NET ASSET VALUE PER SHARE    $ 15.34       $ 12.91
  Net investment income (loss)            0.19          0.20
  Net realized and unrealized gain
    (loss) on investments                 2.48          2.68
  Dividends from net investment
    income                               (0.19)        (0.20)
  Distributions from net realized
    gains                                (1.03)        (0.25)
  Return of capital                       0.00          0.00
                                       -------       -------
ENDING NET ASSET VALUE PER SHARE       $ 16.79       $ 15.34
                                       =======       =======
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income (loss)           1.19%         1.53%
  Net expenses                           0.65%         0.60%
  Gross expenses(1)                      1.01%         1.12%
--------------------------------------------------------------------------
Total Return(2)                         17.33%        22.44%
Portfolio turnover rate                   124%           95%
--------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                             $71,944       $31,381
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                              Large Company
                                                Growth Fund                                                     Money Market Fund
                                  -------------------------   -------------------------------------------------------------------
                                      Jan. 1,     Sept. 20,       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,
                                         2000       1999(3)          2000          1999          1998          1997          1996
                                  to June 30,   to Dec. 31,   to June 30,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,
                                         2000          1999          2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER
  SHARE                             $ 12.03       $ 10.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
  Net investment income (loss)        (0.02)        (0.01)         0.03          0.04          0.05          0.05          0.05
  Net realized and unrealized
    gain (loss) on investments         1.12          2.04          0.00          0.00          0.00          0.00          0.00
  Dividends from net investment
    income                             0.00          0.00         (0.03)        (0.04)        (0.05)        (0.05)        (0.05)
  Distributions from net
    realized gains                     0.00          0.00          0.00          0.00          0.00          0.00          0.00
  Return of capital                    0.00          0.00          0.00          0.00          0.00          0.00          0.00
                                    -------       -------       -------       -------       -------       -------       -------
ENDING NET ASSET VALUE PER SHARE    $ 13.13       $ 12.03       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                    =======       =======       =======       =======       =======       =======       =======
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income (loss)       (0.38%)       (0.47%)        5.37%         4.45%         4.62%         4.95%         4.64%
  Net expenses                        1.00%         1.00%         0.85%         0.86%         0.82%         0.53%         0.51%
  Gross expenses(1)                   1.43%         1.43%         0.90%         1.07%         1.28%         1.07%         1.22%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                       9.14%        20.30%         2.69%         4.46%         4.77%         5.04%         4.72%
Portfolio turnover rate                  6%            0%           N/A           N/A           N/A           N/A           N/A
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                   $92,297       $50,988       $41,796       $42,164       $26,319       $14,788       $12,667
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                                            Small Cap Growth Fund
                                                              -------------------------------------------------------------------
                                                                  Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,
                                                                     2000          1999          1998          1997          1996
                                                              to June 30,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,
                                                                     2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE                             $ 18.09      $  10.88      $  12.77       $ 13.50       $ 11.21
  Net investment income (loss)                                    (0.05)        (0.04)         0.03          0.01          0.02
  Net realized and unrealized gain (loss) on investments           1.52          7.25         (1.89)         1.24          3.51
  Dividends from net investment income                             0.00          0.00         (0.03)        (0.01)        (0.02)
  Distributions from net realized gains                            0.00          0.00          0.00         (1.59)        (1.22)
  Return of capital                                                0.00          0.00          0.00         (0.38)         0.00
                                                                -------      --------      --------       -------       -------
ENDING NET ASSET VALUE PER SHARE                                $ 19.56      $  18.09      $  10.88       $ 12.77       $ 13.50
                                                                =======      ========      ========       =======       =======
RATIO TO AVERAGE NET ASSETS (ANNUALIZED):
  Net investment income (loss)                                   (0.64%)       (0.37%)        0.31%         0.07%         0.16%
  Net expenses                                                    1.19%         0.95%         0.80%         0.80%         0.80%
  Gross expenses(1)                                               2.40%         1.94%         1.51%         1.88%         2.82%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                   8.13%        66.27%       (14.47%)        9.87%        31.47%
Portfolio turnover rate                                            132%          314%          135%          209%          195%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S OMITTED)                     $37,828      $ 23,819      $ 13,295       $11,482       $ 6,091
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. Total returns for periods less than one year are not annualized.

(3) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust consists of eight separate diversified funds (each, a "Fund", collectively, the "Funds") as of the end of the reporting period: the Asset Allocation, Corporate Bond, Equity Income, Equity Value, Growth, Large Company Growth, Money Market, and Small Cap Growth Funds. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities for all Funds, except the Money Market Fund, are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time) 3:00 p.m. (Central
Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

The Money Market Fund values its shares at 9:00 a.m. (Pacific Time) each business day. The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Securities held in the Money Market Fund and debt securities maturing in 60 days or less are valued using the amortized cost method which involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

FUTURES CONTRACTS

The Asset Allocation and Equity Value Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On June 30, 2000, the Asset Allocation Fund held the following long futures contracts:

                                                                                              Notional       Net Unrealized
CONTRACTS                                                  Type         Expiration Date    Contract Value      Depreciation
---------------------------------------------------------------------------------------------------------------------------
17                                                     S&P 500 Index    September 2000       $6,239,425        $(127,075)

The Asset Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $375,000.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward currency exchange contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. At June 30, 2000, the Corporate Bond Fund had entered into a forward foreign currency contract under which it is obligated to exchange currencies at a specified future date. The Fund had an outstanding contract to sell 743,000 EURO and receive $670,669 on August 14, 2000. Net unrealized depreciation of $(43,302) on this contract is included in the accompanying financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, for the Growth, Large Company Growth, and Small Cap Growth Funds are declared and distributed annually. Dividends to shareholders from net investment income, if any, for the Asset Allocation, Equity Income, and Equity Value Funds are declared and distributed quarterly. Dividends to shareholders

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

from net investment income, if any, for the Corporate Bond and Money Market Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2000.

The following Funds had estimated net capital loss carryforwards at June 30, 2000, which are available to offset future net realized capital gains:

                                                                                     Capital Loss
FUND                                                         Year Expires           Carryforwards
-------------------------------------------------------------------------------------------------
Corporate Bond Fund                                              2007                $   34,524
Equity Value Fund                                                2006                    79,556
                                                                 2007                 1,202,701

3.   ADVISORY FEES

The Trust has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

                                                                               % of Average
FUND                                                                       Daily Net Assets
-------------------------------------------------------------------------------------------
Asset Allocation Fund                                                                  0.55
Corporate Bond Fund                                                                    0.45
Equity Income Fund                                                                     0.55
Equity Value Fund                                                                      0.55
Growth Fund                                                                            0.55
Large Company Growth Fund                                                              0.55
Money Market Fund                                                                      0.40
Small Cap Growth Fund                                                                  0.75

Prior to September 20, 1999, the predecessor funds for the Asset Allocation, Equity Value, Growth and Money Market Funds had also retained WFB as investment advisor. WFB was entitled to a fee from the Money Market Fund at the annual rate of 0.45% of the Fund's average daily net assets. WFB was entitled to a fee at the annual rate of 0.60% of the average daily net assets of the other Funds. The predecessor funds for the Equity Income and Small Cap Growth Funds had retained Norwest

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Investment Management, Inc. ("NIM"), then a wholly-owned subsidiary of Norwest Bank Minnesota, N.A. (now known as Wells Fargo Bank Minnesota, N.A. and a wholly-owned subsidiary of Wells Fargo & Co.) as their investment advisor. NIM was entitled to a fee at the annual rate of 0.80% of the average daily net assets of each of these respective Funds. The Corporate Bond and Large Company Growth Funds are new series of the Trust and did not have predecessor portfolios.

Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Corporate Bond, Equity Income, Equity Value, Growth, Money Market, and Small Cap Growth Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Equity Income, Equity Value, Growth, and Small Cap Growth Funds, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million and 0.15% of the Fund's average daily net assets in excess of $400 million. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Corporate Bond Fund, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Money Market Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion. Prior to September 20, 1999, the Equity Value, Growth, and Money Market Funds were charged at the same annual rates.

Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Asset Allocation Fund. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

Peregrine Capital Management Incorporated ("Peregrine") acts as sub-advisor to the Large Company Growth Fund. Peregrine is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets up to $25 million, 0.60% of the Fund's average daily net assets for the next $25 million, 0.50% of the Fund's average daily net assets for the next $225 million, and 0.30% of the Fund's average daily net assets in excess of $275 million.

4.   DISTRIBUTION FEES

The Trust has adopted a Distribution Plan ("Plan") for the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Stephens Inc. ("Stephens") at a rate of 0.25% of the average daily net assets of each Fund. The distribution fees paid on behalf of the Funds for the period ended June 30, 2000 are disclosed on the Statement of Operations.

5.   ADMINISTRATION FEES

The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to September 20, 1999, the predecessor Life & Annuity Trust had also retained WFB to provide administration services to the Asset Allocation, Equity Value, Growth and Money Market Funds at the rate and under substantially the same terms provided by the current agreement.

Prior to September 20, 1999, the predecessor Norwest Select Trust had entered into an administration agreement with Forum Administrative Services, LLC ("FAdS") on behalf of the Equity Income and Small Cap Growth Funds. The Funds were charged monthly fees at the annual rate of 0.05% of each Fund's average daily net assets.

6.   TRANSFER AGENT FEES

The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Prior to September 20, 1999, Norwest provided transfer agency, custody, and shareholder services for the Equity Income and Small Cap Growth Funds at an annual rate of 0.08% of the average daily net assets of each Fund. Prior to September 20, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement, and prior to July 17, 1999, WFB provided transfer agency services for the Asset Allocation, Equity Value, and Growth Funds. WFB was entitled to a fee at an annual rate of 0.14% of the average daily net assets of each Fund, and for the Money Market Fund, at an annual rate of 0.10% of the average daily net assets of the Fund.

7.   SHAREHOLDER SERVICING FEES

Prior to September 20, 1999, the Asset Allocation, Equity Value, Growth, and Money Market Funds were charged 0.25% of each Fund's average daily net assets for shareholder services.

8.   OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to September 20, 1999, the predecessor Life & Annuity Trust entered into contracts on behalf of the Asset Allocation, Equity Value, Growth, and Money Market Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the Equity Income and Small Cap Growth Funds, portfolio accounting services were provided by Forum.

The Trust has entered into contracts on behalf of each Fund (other than the Asset Allocation Fund, for which BGI serves as custodian) with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), an affiliated party, whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to September 20, 1999, the Equity Value, Growth, and Money Market Funds had the above services performed by WFB for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund. The Equity Income and Small Cap Growth Funds also had WFB MN serve as the custodian. For its custody services, in addition to shareholder servicing and transfer agent services, WFB MN was entitled to receive a fee at an annual rate of 0.08% of the average daily net assets of each Fund.

BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acts as custodian to the Asset Allocation Fund. BGI is not entitled to receive compensation for its custodial services to the Fund so long as BGFA is entitled to receive compensation for providing investment sub-advisory services to the Fund. Prior to September 20, 1999, this same arrangement was in place.

Certain officers of the Trust were also officers of Stephens for a portion of the period. As of June 30, 2000, Stephens owned 4,220 shares of the Asset Allocation Fund, 3,579 shares of the Corporate Bond Fund, 10,209 shares of the Equity Value Fund, 3,120 shares of the Growth Fund, 33,500 shares of the Money Market Fund, and 16,148 shares of the Small Cap Growth Fund.

9.   WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended June 30, 2000, were waived by WFB or reimbursed by Stephens.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                              Expenses Reimbursed            Fees Waived
FUND                                              by Stephens                   by WFB               Total Fees Waived
----------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                                          $0                 $156,226                    $156,226
Corporate Bond Fund                                             0                  123,107                     123,107
Equity Income Fund                                              0                   95,772                      95,772
Equity Value Fund                                               0                   78,047                      78,047
Growth Fund                                                     0                  141,228                     141,228
Large Company Growth Fund                                       0                  160,901                     160,901
Money Market Fund                                               0                    9,461                       9,461
Small Cap Growth Fund                                      31,676                  156,880                     188,556

10.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the six months ended June 30, 2000, were as follows:

                         AGGREGATE PURCHASES AND SALES

                                                                Purchases at
                            FUND                                    Cost               Sales Proceeds
-----------------------------------------------------------------------------------------------------
Asset Allocation Fund                                           $74,372,446             $61,652,509
Corporate Bond Fund                                              47,855,722              44,702,549
Equity Income Fund                                                3,711,924              14,565,139
Equity Value Fund                                                21,304,759              17,527,734
Growth Fund                                                      28,214,775              30,858,930
Large Company Growth Fund                                        38,992,949               4,550,307
Small Cap Growth Fund                                            48,837,164              38,112,535

The Money Market Fund, not reflected in this schedule, trades exclusively in short-term securities.

11.   REORGANIZATION

Concurrent with the establishment of the Trust, the Board of Trustees of the Life & Annuity Trust ("LAT") and the Board of Trustees of the Norwest Select Funds ("Select") approved a consolidation agreement providing for the acquisition of the assets and the assumption of liabilities of certain LAT and Norwest Select Funds into the Wells Fargo Variable Trust Funds.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Effective at the close of business September 17, 1999, the LAT and/or Select Funds were consolidated into the respective Wells Fargo Variable Trust Funds through an exchange of shares as follows:

LIFE & ANNUITY TRUST FUND            NORWEST SELECT FUND                  WELLS FARGO VARIABLE TRUST FUND
------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund*                                                    Asset Allocation Fund
U.S. Government Allocation Fund      Income Fund                          Corporate Bond Fund**
                                     Income Equity Fund*                  Equity Income Fund
Equity Value Fund*                                                        Equity Value Fund
Growth Fund*                                                              Growth Fund
                                     ValuGrowth Stock Fund                Large Company Growth Fund**
Money Market Fund*                                                        Money Market Fund
Strategic Growth Fund                Small Company Stock Fund*            Small Cap Growth Fund

---------------
 * Accounting survivor
** New fund (no accounting survivor)

In the consolidation, the Wells Fargo Variable Trust Small Cap Growth Fund acquired all of the net assets of the LAT Strategic Growth Fund and Norwest Select Small Company Stock Fund. The LAT Strategic Growth Fund exchanged its 173,629 shares (valued at $2,616,673) for 239,403 shares of the Wells Fargo Variable Trust Small Cap Growth Fund. The net assets of the LAT Strategic Growth Fund included unrealized appreciation of $270,587.

The Wells Fargo Variable Trust Corporate Bond and Large Company Growth Funds did receive assets from LAT and Select Trust Funds, but have different investment objectives and other operating differences, and therefore they do not have an accounting survivor and commenced operations on September 20, 1999 for financial reporting purposes.

                             LIST OF ABBREVIATIONS

     The following is a list of common abbreviations for terms and entities which may have appeared in this report.

    ABAG         --  Association of Bay Area Governments
    ADR          --  American Depository Receipts
    AMBAC        --  American Municipal Bond Assurance Corporation
    AMT          --  Alternative Minimum Tax
    ARM          --  Adjustable Rate Mortgages
    BART         --  Bay Area Rapid Transit
    CDA          --  Community Development Authority
    CDSC         --  Contingent Deferred Sales Charge
    CGIC         --  Capital Guaranty Insurance Company
    CGY          --  Capital Guaranty Corporation
    CMT          --  Constant Maturity Treasury
    COFI         --  Cost of Funds Index
    CONNIE LEE   --  Connie Lee Insurance Company
    COP          --  Certificate of Participation
    CP           --  Commercial Paper
    CTF          --  Common Trust Fund
    DW&P         --  Department of Water & Power
    DWR          --  Department of Water Resources
    EDFA         --  Education Finance Authority
    FGIC         --  Financial Guaranty Insurance Corporation
    FHA          --  Federal Housing Authority
    FHLB         --  Federal Home Loan Bank
    FHLMC        --  Federal Home Loan Mortgage Corporation
    FNMA         --  Federal National Mortgage Association
    FRN          --  Floating Rate Notes
    FSA          --  Financial Security Assurance, Inc.
    GNMA         --  Government National Mortgage Association
    GO           --  General Obligation
    HFA          --  Housing Finance Authority
    HFFA         --  Health Facilities Financing Authority
    IDA          --  Industrial Development Authority
    LIBOR        --  London Interbank Offered Rate
    LLC          --  Limited Liability Corporation
    LOC          --  Letter of Credit
    LP           --  Limited Partnership
    MBIA         --  Municipal Bond Insurance Association
    MFHR         --  Multi-Family Housing Revenue
    MUD          --  Municipal Utility District
    MTN          --  Medium Term Note
    PCFA         --  Pollution Control Finance Authority
    PCR          --  Pollution Control Revenue
    PFA          --  Public Finance Authority
    PLC          --  Private Placement
    PSFG         --  Public School Fund Guaranty
    RAW          --  Revenue Anticipation Warrants
    RDA          --  Redevelopment Authority
    RDFA         --  Redevelopment Finance Authority
    R&D          --  Research & Development
    SFMR         --  Single Family Mortgage Revenue
    TBA          --  To Be Announced
    TRAN         --  Tax Revenue Anticipation Notes
    USD          --  Unified School District
    V/R          --  Variable Rate
    WEBS         --  World Equity Benchmark Shares

American Skandia Life
Assurance Company
Tower One Corporate Drive
Shelton, CT 06484

                                          __________________
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                                             U.S. POSTAGE
                                                 PAID
                                                B.F.C.
                                              Mailed from
                                            Zip Code 07102
                                          __________________


This report and the financial statements contained herein are submitted for the general information of the contract holders of the Stagecoach Variable Annuity, Stagecoach Variable Annuity Plus, Stagecoach Extra Credit Variable Annuity, and the Stagecoach Variable Annuity Flex. If this report is used for promotional purposes, distribution of the report must be accompanied or proceeded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-680-8920. Read the prospectus carefully before you invest.


Printed on Recycled Paper     (c) 2000 American Skandia      SAR 014 (8/00)